UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments.

Schedule of investments

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio
January 31, 2014 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Asset-Backed Security – 0.43%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.407% 9/26/33	19,257	$21,238
Total Agency Asset-Backed Security (cost
$19,070)		21,238

Agency Collateralized Mortgage Obligations – 2.09%
Fannie Mae REMICs
Series 2010-35 AB
5.00% 11/25/49	8,671	9,355
Series 2011-105 FP
0.558% 6/25/41 •	43,220	43,054
Series 2011-134 PA
4.00% 9/25/40	5,347	5,584
Series 2012-19 HB
4.00% 1/25/42	11,241	11,671
Series 3800 AF
0.66% 2/15/41 •	33,542	33,697
Total Agency Collateralized Mortgage
Obligations (cost $103,084)		103,361

Agency Mortgage-Backed Securities – 24.27%
Fannie Mae
4.50% 5/1/41	2,892	3,073
5.50% 1/1/36	2,777	3,058
Fannie Mae ARM
2.411% 5/1/43 •	2,796	2,753
2.546% 6/1/43 •	999	992
3.293% 9/1/43 •	3,974	4,077
Fannie Mae S.F. 15 yr
2.50% 7/1/27	762	767
2.50% 2/1/28	15,576	15,675
2.50% 5/1/28	1,872	1,880
3.00% 3/1/27	119,437	123,420
3.50% 7/1/26	2,725	2,876
4.00% 11/1/25	32,728	35,077
4.50% 4/1/18	396	424
4.50% 8/1/19	2,252	2,411
5.00% 1/1/20	2,222	2,379
5.00% 6/1/20	287	308
5.00% 2/1/21	1,437	1,539
6.00% 12/1/20	534	562
Fannie Mae S.F. 15 yr TBA
2.50% 2/1/29	164,000	164,512
3.00% 2/1/29	54,000	55,730
3.50% 2/1/29	112,000	118,055
Fannie Mae S.F. 20 yr
3.00% 2/1/33	5,632	5,668
3.00% 8/1/33	1,950	1,963
3.50% 9/1/33	1,958	2,036
5.00% 11/1/23	320	349
5.50% 12/1/29	1,044	1,153
6.00% 12/1/21	276	305
6.00% 9/1/29	1,881	2,097
Fannie Mae S.F. 30 yr
3.00% 10/1/42	43,815	42,645
3.00% 12/1/42	9,244	8,998
3.00% 1/1/43	19,644	19,119
3.00% 4/1/43	10,537	10,256
3.50% 3/1/43	5,682	5,778
4.00% 11/1/40	1,283	1,346
4.00% 1/1/41	6,899	7,232
4.00% 7/1/41	8,727	9,152
4.00% 3/1/42	2,583	2,708
4.00% 1/1/43	4,311	4,520
4.50% 7/1/36	815	875
4.50% 11/1/40	3,112	3,340
4.50% 2/1/41	1,475	1,583
4.50% 3/1/41	8,077	8,669
4.50% 5/1/41	928	998
4.50% 10/1/41	6,417	6,885
4.50% 11/1/41	4,214	4,521
4.50% 9/1/43	2,865	3,076
5.00% 2/1/35	18,018	19,715
5.00% 10/1/35	1,488	1,625
5.50% 2/1/33	2,737	3,023
5.50% 4/1/34	986	1,088
5.50% 8/1/34	309	341
5.50% 11/1/34	1,310	1,444
5.50% 1/1/35	298	328
5.50% 2/1/35	2,545	2,846
5.50% 5/1/35	1,758	1,952
5.50% 5/1/36	541	596
5.50% 7/1/36	965	1,063
5.50% 1/1/37	1,934	2,132
5.50% 8/1/37	4,934	5,439
5.50% 2/1/38	1,903	2,097
5.50% 9/1/38	3,378	3,719
5.50% 12/1/38	8,247	9,086
6.00% 7/1/35	6,026	6,729
6.00% 10/1/35	6,406	7,089
6.00% 8/1/37	1,411	1,575
6.00% 9/1/37	668	742
6.00% 4/1/38	3,852	4,264
6.00% 9/1/39	16,971	18,785

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Schedule of investments

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 10/1/39	1,024	$1,135
6.00% 4/1/40	25	28
6.50% 11/1/36	1,241	1,383
6.50% 10/1/39	1,777	1,980
Fannie Mae S.F. 30 yr TBA
3.00% 2/1/44	99,000	96,247
4.00% 2/1/44	6,000	6,285
4.50% 3/1/44	158,000	168,986
Freddie Mac
4.50% 1/1/41	5,039	5,334
Freddie Mac S.F. 15 yr
4.50% 8/1/24	3,047	3,290
Freddie Mac S.F. 30 yr
3.00% 10/1/42	4,517	4,388
3.00% 11/1/42	3,734	3,627
4.00% 11/1/40	3,249	3,396
4.00% 12/1/40	53,887	56,315
4.50% 10/1/39	5,127	5,491
4.50% 3/1/42	16,074	17,220
4.50% 10/1/43	962	1,036
5.50% 1/1/35	9,216	10,128
5.50% 1/1/37	9,075	9,950
6.00% 8/1/38	10,517	11,696
Total Agency Mortgage-Backed Securities
(cost $1,193,345)		1,198,433

Commercial Mortgage-Backed Securities – 2.27%
Bear Stearns Commercial
Mortgage Securities
Trust
Series 2006-PW12 A4
5.71% 9/11/38 •	45,000	49,238
Credit Suisse Commercial
Mortgage Trust
Series 2006-C1 AAB
5.465% 2/15/39 •	9,463	9,647
Goldman Sachs Mortgage
Securities II
Series 2005-GG4 A4A
4.751% 7/10/39	14,370	14,863
JPMorgan Chase
Commercial Mortgage
Securities Trust
Series 2005-LDP5 A4
5.24% 12/15/44 •	10,000	10,647
JPMorgan Chase
Commercial Mortgage
Securities Trust
Series 2006-LDP8 AM
5.44% 5/15/45	25,000	27,428
Total Commercial Mortgage-Backed
Securities (cost $106,149)		111,823

Corporate Bonds – 30.85%
Banking – 5.98%
Abbey National Treasury
Services
3.05% 8/23/18	5,000	5,172
Bank of America
2.60% 1/15/19	5,000	5,034
4.125% 1/22/24	20,000	20,235
City National
5.25% 9/15/20	10,000	11,002
Fifth Third Bancorp
4.30% 1/16/24	15,000	14,997
Goldman Sachs Group
2.625% 1/31/19	15,000	15,030
HSBC Holdings
4.00% 3/30/22	15,000	15,570
JPMorgan Chase
3.875% 2/1/24	20,000	20,007
6.75% 8/29/49 •	10,000	10,185
KeyCorp 2.30% 12/13/18	5,000	5,006
Morgan Stanley
2.50% 1/24/19	10,000	9,985
4.10% 5/22/23	15,000	14,636
5.00% 11/24/25	10,000	10,168
Northern Trust
3.95% 10/30/25	10,000	10,055
PNC Funding
5.625% 2/1/17	23,000	25,673
Santander Holdings USA
3.45% 8/27/18	5,000	5,190
State Street
3.10% 5/15/23	10,000	9,479
SunTrust Bank
2.35% 11/1/18	5,000	5,038
SVB Financial Group
5.375% 9/15/20	15,000	16,914
US Bancorp
3.70% 1/30/24	35,000	35,317

2 NQ-DPT-197 [1/14] 3/14 (12239)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Wachovia
0.609% 10/15/16 •	5,000	$4,984
Wells Fargo
3.00% 1/22/21	5,000	5,030
4.125% 8/15/23	5,000	4,998
144A 4.48% 1/16/24 #	5,000	5,116
Zions Bancorp
4.50% 3/27/17	10,000	10,662
		295,483
Basic Industry – 2.24%
Barrick Gold
4.10% 5/1/23	10,000	9,248
CF Industries
6.875% 5/1/18	20,000	23,399
Dow Chemical
8.55% 5/15/19	10,000	12,881
FMC 4.10% 2/1/24	5,000	5,096
Georgia-Pacific
8.00% 1/15/24	10,000	13,216
International Paper
6.00% 11/15/41	5,000	5,700
Lubrizol 5.50% 10/1/14	5,000	5,169
Mosaic 5.625% 11/15/43	5,000	5,151
Packaging Corp. of America
4.50% 11/1/23	5,000	5,163
Rio Tinto Finance U.S.A.
3.50% 11/2/20	10,000	10,265
Rock-Tenn 3.50% 3/1/20	5,000	5,079
Teck Resources
3.75% 2/1/23	5,000	4,757
Weyerhaeuser
4.625% 9/15/23	5,000	5,210
		110,334
Brokerage – 0.69%
Jefferies Group
6.45% 6/8/27	19,000	20,253
Lazard Group
6.85% 6/15/17	12,000	13,766
		34,019
Capital Goods – 0.41%
Crane 2.75% 12/15/18	5,000	5,077
Ingersoll-Rand Global
Holding 144A
4.25% 6/15/23 #	15,000	15,301
Ingersoll-Rand Global
Holding 144A
4.25% 6/15/23 #	15,000	15,301
		20,378
Communications – 1.93%
American Tower
5.00% 2/15/24	15,000	15,822
AT&T 4.30% 12/15/42	5,000	4,332
Crown Castle Towers 144A
4.883% 8/15/20 #	20,000	21,805
Interpublic Group
3.75% 2/15/23	5,000	4,836
Orange 2.75% 2/6/19	10,000	10,051
Qwest 6.75% 12/1/21	5,000	5,591
Verizon Communications
5.15% 9/15/23	30,000	32,677
		95,114
Consumer Cyclical – 2.34%
CVS Caremark
4.00% 12/5/23	10,000	10,256
eBay 4.00% 7/15/42	5,000	4,259
Home Depot
3.75% 2/15/24	5,000	5,128
Host Hotels & Resorts
3.75% 10/15/23	5,000	4,795
5.25% 3/15/22	10,000	10,717
International Game
Technology
5.35% 10/15/23	15,000	15,888
Marriott International
3.375% 10/15/20	5,000	5,044
QVC 4.375% 3/15/23	20,000	19,291
TRW Automotive 144A
4.45% 12/1/23 #	5,000	4,862
Viacom 4.25% 9/1/23	15,000	15,371
Wyndham Worldwide
4.25% 3/1/22	15,000	15,159
Yum Brands
3.875% 11/1/23	5,000	4,985
		115,755
Consumer Non-Cyclical – 1.48%
Anheuser-Busch InBev
Finance 3.70% 2/1/24	5,000	5,088
Boston Scientific
2.65% 10/1/18	5,000	5,092

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Schedule of investments

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Boston Scientific
6.00% 1/15/20	5,000	$5,816
CareFusion
6.375% 8/1/19	10,000	11,591
Celgene 3.95% 10/15/20	10,000	10,615
Kroger 3.30% 1/15/21	15,000	15,080
Thermo Fisher Scientific
4.15% 2/1/24	10,000	10,187
Zoetis 3.25% 2/1/23	10,000	9,621
		73,090
Electric – 4.71%
Ameren Illinois
9.75% 11/15/18	35,000	46,698
American Transmission
Systems 144A
5.25% 1/15/22 #	5,000	5,425
CenterPoint Energy
5.95% 2/1/17	5,000	5,647
Cleveland Electric
Illuminating
5.50% 8/15/24	5,000	5,553
Electricite de France 144A
4.875% 1/22/44 #	15,000	14,644
Entergy Louisiana
4.05% 9/1/23	10,000	10,452
Exelon Generation
4.25% 6/15/22	15,000	14,801
Great Plains Energy
5.292% 6/15/22	10,000	11,037
Integrys Energy Group
6.11% 12/1/66 •	10,000	10,094
LG&E & KU Energy
3.75% 11/15/20	5,000	5,209
4.375% 10/1/21	15,000	15,832
MidAmerican Energy
Holdings 144A
3.75% 11/15/23 #	15,000	14,950
Narragansett Electric 144A
4.17% 12/10/42 #	5,000	4,659
National Rural Utilities
Cooperative Finance
4.75% 4/30/43 •	5,000	4,712
NextEra Energy Capital
Holdings
3.625% 6/15/23	5,000	4,866
NextEra Energy Capital
Holdings
6.35% 10/1/66 •	15,000	14,859
Pennsylvania Electric
5.20% 4/1/20	10,000	11,014
Public Service of New
Hampshire
3.50% 11/1/23	5,000	5,045
Southwestern Electric
Power 6.45% 1/15/19	10,000	11,719
Wisconsin Energy
6.25% 5/15/67 •	15,000	15,386
		232,602
Energy – 2.12%
Continental Resources
4.50% 4/15/23	15,000	15,388
KFW 1.875% 4/1/19	10,000	10,062
Petrobras International
Finance
5.375% 1/27/21	5,000	4,962
Petroleos Mexicanos 144A
3.125% 1/23/19 #	10,000	10,065
Pride International
6.875% 8/15/20	20,000	24,218
Statoil 2.90% 11/8/20	5,000	5,055
Total Capital
4.45% 6/24/20	20,000	22,186
Woodside Finance 144A
8.75% 3/1/19 #	10,000	12,789
		104,725
Finance Companies – 0.78%
General Electric Capital
2.30% 1/14/19	10,000	10,111
4.375% 9/16/20	15,000	16,425
6.00% 8/7/19	10,000	11,828
		38,364
Insurance – 2.16%
Allstate 5.75% 8/15/53 •	5,000	5,074
American International
Group 6.40% 12/15/20	20,000	23,830
Berkshire Hathaway
Finance
2.90% 10/15/20	15,000	15,181
Chubb 6.375% 3/29/67 •	5,000	5,538

4 NQ-DPT-197 [1/14] 3/14 (12239)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
Highmark 144A
4.75% 5/15/21 #	5,000	$4,919
Liberty Mutual Group 144A
4.25% 6/15/23 #	10,000	9,946
MetLife 6.40% 12/15/36	20,000	20,800
Prudential Financial
3.875% 1/14/15	5,000	5,156
5.875% 9/15/42 •	10,000	10,300
6.00% 12/1/17	5,000	5,801
		106,545
Natural Gas – 1.73%
El Paso Pipeline Partners
Operating
6.50% 4/1/20	10,000	11,616
Energy Transfer Partners
3.60% 2/1/23	20,000	18,950
Enterprise Products
Operating
7.034% 1/15/68 •	5,000	5,555
Kinder Morgan Energy
Partners
3.50% 9/1/23	5,000	4,700
9.00% 2/1/19	5,000	6,399
Nisource Finance
6.125% 3/1/22	10,000	11,497
Plains All American Pipeline
8.75% 5/1/19	5,000	6,465
TransCanada PipeLines
3.75% 10/16/23	5,000	4,987
6.35% 5/15/67 •	10,000	10,327
Williams Partners
4.50% 11/15/23	5,000	5,079
		85,575
Real Estate – 1.58%
Alexandria Real Estate
Equities 4.60% 4/1/22	10,000	10,293
CBL & Associates
5.25% 12/1/23	5,000	5,159
Corporate Office Properties
3.60% 5/15/23	5,000	4,643
5.25% 2/15/24	5,000	5,254
Digital Realty Trust
5.25% 3/15/21	10,000	10,426
5.875% 2/1/20	5,000	5,506
Duke Realty
3.625% 4/15/23	5,000	4,713
Liberty Property
4.40% 2/15/24	5,000	5,023
Mid-America Apartments
4.30% 10/15/23	10,000	9,967
National Retail Properties
3.30% 4/15/23	5,000	4,681
Regency Centers
5.875% 6/15/17	7,000	7,825
Weingarten Realty
Investors
3.50% 4/15/23	5,000	4,706
		78,196
Technology – 1.77%
Broadridge Financial
Solutions 3.95% 9/1/20	5,000	5,126
EMC 2.65% 6/1/20	10,000	10,022
Fidelity National
Information Services
3.50% 4/15/23	10,000	9,389
Hewlett-Packard
1.182% 1/14/19 •	5,000	5,004
Microsoft
2.125% 11/15/22	5,000	4,627
National Semiconductor
6.60% 6/15/17	10,000	11,725
NetApp
2.00% 12/15/17	5,000	5,021
3.25% 12/15/22	5,000	4,655
Seagate HDD Cayman
144A
3.75% 11/15/18 #	5,000	5,112
Total System Services
3.75% 6/1/23	10,000	9,514
Xerox 5.625% 12/15/19	15,000	16,928
		87,123
Transportation – 0.83%
Burlington Northern Santa
Fe
3.00% 3/15/23	15,000	14,327
5.15% 9/1/43	5,000	5,290
ERAC USA Finance 144A
4.50% 8/16/21 #	10,000	10,663

(continues)       NQ-DPT-197 [1/14] 3/14 (12239) 5

Schedule of investments

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Transportation (continued)
Norfolk Southern
4.80% 8/15/43	5,000	$5,071
United Parcel Service
5.125% 4/1/19	5,000	5,772
		41,123
Utilities – 0.10%
American Water Capital
3.85% 3/1/24	5,000	5,024
		5,024
Total Corporate Bonds (cost $1,476,320)		1,523,450

Non-Agency Asset-Backed Securities – 0.58%
John Deere Owner Trust
Series 2011-A A4
1.96% 4/16/18	10,000	10,057
MASTR Specialized Loan
Trust
Series 2005-2 A2 144A
5.006% 7/25/35 #•	2,926	2,936
Mercedes-Benz Auto Lease
Trust
Series 2013-A A4
0.72% 12/17/18	5,000	5,005
Mid-State Trust XI
Series 11 A1
4.864% 7/15/38	10,137	10,814
Total Non-Agency Asset-Backed Securities
(cost $27,618)		28,812

Regional Bond – 0.10%Δ
Canada – 0.10%
Province of Ontario
Canada 2.00% 1/30/19	5,000	5,026
Total Regional Bond (cost $4,997)		5,026

Supranational Banks – 0.51%
European Investment Bank
1.875% 3/15/19	10,000	10,033
3.25% 1/29/24	10,000	10,121
International Bank for
Reconstruction &
Development
1.875% 3/15/19	5,000	5,033
Total Supranational Banks (cost $24,893)		25,187

U.S. Treasury Obligations – 37.59%
U.S. Treasury Bills
2.375% 8/31/14	490,000	496,336
U.S. Treasury Bonds
3.625% 8/15/43	215,000	215,067
U.S. Treasury Notes
1.50% 12/31/18	265,000	265,197
1.50% 1/31/19	270,000	269,884
2.75% 11/15/23	605,000	609,443
Total U.S. Treasury Obligations (cost
$1,839,464)		1,855,927

	Number of
	Shares
Preferred Stock – 0.34%
Alabama Power 5.625%	620	14,303
Integrys Energy Group
6.00% •	100	2,439
Total Preferred Stock (cost $17,597)		16,742

	Principal
	amount°
Short-Term Investments – 14.47%
Repurchase Agreements – 9.40%
Bank of America Merrill
Lynch
0.01%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$116,913 (collateralized
by U.S. government
obligations
0.00%-1.25%
5/8/14-11/30/18;
market value $119,251)	116,913	116,913

6 NQ-DPT-197 [1/14] 3/14 (12239)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.02%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$19,485 (collateralized
by U.S. government
obligations
0.25%-2.75% 4/30/14-
11/15/23; market value
$19,875)	19,485	$19,485
BNP Paribas
0.02%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$327,603 (collateralized
by U.S. government
obligations
0.25%-2.375%
3/31/14-12/31/20;
market value $334,154)	327,602	327,602
		464,000
U.S. Treasury Obligations – 5.07%≠
U.S. Treasury Bills
0.056% 4/24/14	181,956	181,945
0.093% 11/13/14	68,414	68,375
		250,320
Total Short-Term Investments (cost
$714,296)		714,320

Total Value of
Securities – 113.50%
(cost $5,526,833)		5,604,319

Liabilities Net of Receivables and Other
Assets – (13.50%)		(666,427)
Net Assets – 100.00%		$4,937,892
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2014, the aggregate value of Rule 144A securities was $143,192, which represents 2.90% of the Portfolio’s net assets. See Note 5 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of Jan. 31, 2014. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
MASTR – Mortgage Asset Securitization Transactions, Inc.
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
USD – United States Dollar
yr – Year

(continues)       NQ-DPT-197 [1/14] 3/14 (12239) 7

Notes

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio
January 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The Core Focus Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2010–Oct. 31, 2013), and has concluded that no position for federal income tax is required in the Portfolio’s financial statements. In regards to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception of the Portfolio.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2014.

To Be Announced Trades (TBA) — The Portfolio may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Portfolio’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Portfolio to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Portfolio on such purchases until the securities are delivered; however the market value may change prior to delivery.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

8 NQ-DPT-197 [1/14] 3/14 (12239)

(Unaudited)

2. Investments

At Jan. 31, 2014, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of Investments	$5,530,474
Aggregate unrealized appreciation	$90,611
Aggregate unrealized depreciation	(16,766)
Net unrealized appreciation	$73,845

For federal income tax purposes, at Oct. 31, 2013, capital loss carryforwards of $170,701 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $170,701 expires in 2018.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)        NQ-DPT-197 [1/14] 3/14 (12239) 9

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2014:

	Level 1	Level 2	Total
Agency, Asset-Backed &
Mortgage Backed Securities	$—	$1,463,667	$1,463,667
Corporate Debt	—	1,523,450	1,523,450
Foreign Debt	—	30,213	30,213
Preferred Stock	16,742	—	16,742
U.S. Treasury Obligations	—	1,855,927	1,855,927
Short-Term Investments	—	714,320	714,320
Total	$16,742	$5,587,577	$5,604,319

During the period ended Jan. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Jan. 31, 2014, there were no Level 3 investments.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Portfolio may use futures in the normal course of pursuing its investment objective. The Portfolio invests in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Portfolio because futures are exchange-traded and the exchange’s clearing house, as counterparty to all exchange-traded futures, guarantees against default. At Jan. 31, 2014, there were no futures contracts outstanding.

4. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on a particular day may be more or less than the value of the security on loan.

10 NQ-DPT-197 [1/14] 3/14 (12239)

(Unaudited)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is in sufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At Jan. 31, 2014, the Portfolio had no securities out on loan.

5. Credit and Market Risk

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Portfolio invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third-parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

(continues)       NQ-DPT-197 [1/14] 3/14 (12239) 11

(Unaudited)

5. Credit and Market Risk (continued)

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of Jan. 31, 2014, no securities held by the Portfolio have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities held by the Portfolio have been identified on the schedule of investments.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2014 that would require recognition or disclosure in the Portfolio’s schedule of investments.

12 NQ-DPT-197 [1/14] 3/14 (12239)

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio
January 31, 2014 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Asset-Backed Security – 0.21%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.407% 9/26/33	134,798	$148,665
Total Agency Asset-Backed Security
(cost $133,708)		148,665

Agency Collateralized Mortgage Obligations – 1.34%
Fannie Mae REMICs
Series 2002-90 A1
6.50% 6/25/42	16,814	19,433
Series 2002-90 A2
6.50% 11/25/42	37,604	42,934
Series 2012-122 SD
5.942% 11/25/42 •Σ	93,636	23,650
Series 2012-124 SD
5.992% 11/25/42 •Σ	94,063	21,794
Series 2013-26 ID
3.00% 4/25/33 Σ	188,907	30,704
Series 2013-44 DI
3.00% 5/25/33 Σ	243,771	40,590
Fannie Mae Whole Loan
REMIC Trust
Series 2004-W11 1A2
6.50% 5/25/44	32,185	37,422
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	72,431	82,791
Series 2326 ZQ
6.50% 6/15/31	63,221	70,912
Series 3123 HT
5.00% 3/15/26	223,272	240,846
Series 3656 PM
5.00% 4/15/40	125,000	135,991
Series 4148 SA
5.94% 12/15/42 •Σ	94,778	22,165
Series 4185 LI
3.00% 3/15/33 Σ	94,807	15,865
Series 4191 CI
3.00% 4/15/33 Σ	95,910	16,004
GNMA
Series 2010-113 KE
4.50% 9/20/40	125,000	135,551
Total Agency Collateralized Mortgage
Obligations (cost $878,784)		936,652

Agency Mortgage-Backed Securities – 23.43%
Fannie Mae
2.27% 1/1/23	54,037	51,365
4.50% 5/1/41	20,242	21,509
6.50% 8/1/17	9,065	10,022
Fannie Mae ARM
2.301% 8/1/34 •	42,393	45,010
2.342% 3/1/38 •	51,099	54,187
2.411% 5/1/43 •	32,617	32,113
2.546% 4/1/36 •	39,017	41,584
2.546% 6/1/43 •	10,989	10,910
3.293% 9/1/43 •	41,726	42,810
Fannie Mae Relocation 30yr
5.00% 11/1/33	3,539	3,827
5.00% 1/1/34	3,129	3,387
5.00% 11/1/34	6,534	7,071
5.00% 10/1/35	18,335	19,830
5.00% 1/1/36	23,262	25,171
Fannie Mae S.F. 15 yr
2.50% 7/1/27	6,098	6,138
2.50% 10/1/27	42,181	42,461
2.50% 2/1/28	90,564	91,165
2.50% 5/1/28	14,037	14,098
3.00% 11/1/27	6,210	6,421
3.50% 7/1/26	29,979	31,633
4.00% 4/1/24	20,394	21,767
4.00% 5/1/24	91,887	98,133
4.00% 11/1/25	97,657	104,664
4.50% 1/1/20	9,531	10,207
5.00% 5/1/20	14,277	15,437
5.00% 7/1/20	2,939	3,178
5.00% 5/1/21	2,692	2,884
5.50% 5/1/20	336	361
5.50% 6/1/23	66,163	72,365
6.00% 8/1/22	42,864	46,086
Fannie Mae S.F. 15 yr TBA
2.50% 2/1/29	2,237,000	2,243,991
3.00% 2/1/29	2,623,000	2,707,018
3.50% 2/1/29	1,547,000	1,630,635
Fannie Mae S.F. 20 yr
3.00% 8/1/33	15,603	15,703
3.00% 9/1/33	29,408	29,597
3.50% 9/1/33	22,517	23,410
5.00% 11/1/23	2,239	2,445
5.50% 8/1/28	81,191	89,703
5.50% 12/1/29	4,175	4,612
6.00% 12/1/21	3,584	3,966
6.00% 9/1/29	24,449	27,261

(continues)       NQ-DPT-164 [1/14] 3/14 (12254) 1

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 7/1/42	34,510	$33,588
3.00% 10/1/42	506,607	493,075
3.00% 12/1/42	79,604	77,477
3.00% 1/1/43	262,860	255,838
3.00% 4/1/43	104,415	101,626
3.50% 7/1/42	4,444	4,513
3.50% 8/1/42	59,619	60,618
4.00% 11/1/40	12,192	12,783
4.00% 1/1/41	55,192	57,856
4.00% 3/1/42	23,249	24,372
4.00% 1/1/43	25,867	27,119
4.50% 7/1/36	9,784	10,499
4.50% 4/1/40	10,923	11,719
4.50% 11/1/40	28,456	30,533
4.50% 2/1/41	13,273	14,244
4.50% 3/1/41	58,095	62,345
4.50% 5/1/41	9,742	10,484
4.50% 10/1/41	33,369	35,800
4.50% 11/1/41	30,204	32,397
4.50% 9/1/43	23,872	25,630
5.00% 3/1/34	6,324	6,921
5.00% 2/1/35	68,104	74,521
5.00% 3/1/35	10,177	11,117
5.00% 6/1/35	12,585	13,810
5.00% 10/1/35	20,423	22,307
5.50% 4/1/34	10,351	11,426
5.50% 11/1/34	10,044	11,067
5.50% 12/1/34	20,124	22,183
5.50% 3/1/35	15,839	17,463
5.50% 5/1/35	17,582	19,523
5.50% 12/1/35	10,969	12,077
5.50% 1/1/36	10,010	11,046
5.50% 4/1/36	6,047	6,656
5.50% 5/1/36	5,275	5,807
5.50% 8/1/37	28,009	30,846
5.50% 2/1/38	30,356	33,436
5.50% 9/1/38	41,127	45,286
6.00% 7/1/35	90,192	100,710
6.00% 7/1/36	10,350	11,499
6.00% 8/1/37	11,284	12,604
6.00% 9/1/37	6,125	6,801
6.00% 9/1/39	247,896	274,391
7.00% 12/1/33	11,211	12,859
7.00% 5/1/35	1,232	1,405
7.00% 6/1/35	2,349	2,456
7.00% 12/1/37	15,075	17,099
7.50% 6/1/31	1,591	1,883
7.50% 6/1/34	12,512	14,474
Fannie Mae S.F. 30 yr TBA
3.00% 2/1/44	1,061,000	1,031,491
3.50% 2/1/44	448,000	454,510
4.00% 2/1/44	462,000	483,945
4.00% 3/1/44	1,180,000	1,232,178
4.50% 3/1/44	2,090,000	2,235,320
Freddie Mac
4.50% 1/1/41	39,050	41,336
Freddie Mac ARM
2.464% 4/1/34 •	3,457	3,661
Freddie Mac Relocation 30 yr
5.00% 9/1/33	2,889	3,129
Freddie Mac S.F. 15 yr
4.00% 12/1/24	17,194	18,306
4.00% 8/1/25	22,979	24,470
4.00% 4/1/26	25,374	27,022
4.50% 8/1/24	42,993	46,424
Freddie Mac S.F. 30 yr
3.00% 10/1/42	35,235	34,225
3.00% 11/1/42	29,870	29,018
4.00% 11/1/40	18,413	19,246
4.50% 10/1/39	39,390	42,177
4.50% 3/1/42	134,817	144,424
4.50% 10/1/43	11,544	12,432
5.50% 9/1/35	97,173	106,626
5.50% 11/1/35	11,148	12,228
5.50% 3/1/40	22,240	24,313
6.00% 8/1/38	33,117	36,828
7.00% 11/1/33	1,537	1,774
Freddie Mac S.F. 30 yr TBA
5.50% 3/1/44	145,000	158,645
GNMA I S.F. 30 yr
7.00% 12/15/34	187,952	221,822
7.50% 12/15/31	420	482
7.50% 2/15/32	422	504
NCUA Guaranteed Notes Trust
2.90% 10/29/20	40,000	41,733
Total Agency Mortgage-Backed Securities
(cost $16,248,541)		16,396,593

2 NQ-DPT-164 [1/14] 3/14 (12254)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities – 1.88%
Bear Stearns Commercial
Mortgage Securities
Trust
Series 2006-PW12 A4
5.71% 9/11/38 •	45,000	$49,238
CD Commercial Mortgage
Trust
Series 2005-CD1 C
5.219% 7/15/44 •	40,000	41,585
Commercial Mortgage Pass
Through Certificates
Series 2013-CR12 A4
4.046% 10/10/46 t	35,000	36,100
Credit Suisse Commercial
Mortgage Trust
Series 2006-C1 AAB
5.465% 2/15/39 •	53,626	54,668
DB-UBS Mortgage Trust
Series 2011-LC1A A3
144A
5.002% 11/10/46 #	200,000	223,396
FREMF Mortgage Trust
Series 2010-K7 B 144A
5.435% 4/25/20 #•	14,000	15,228
Goldman Sachs Mortgage
Securities II
Series 2005-GG4 A4A
4.751% 7/10/39	52,690	54,498
Series 2006-GG6 A4
5.553% 4/10/38 •	55,000	59,116
Series 2010-C1 C 144A
5.635% 8/10/43 #•	100,000	109,710
JPMorgan Chase
Commercial Mortgage
Securities
Series 2005-LDP5 A4
5.24% 12/15/44 •	70,000	74,529
Series 2006-LDP8 AM
5.44% 5/15/45	50,000	54,855
Series 2011-C5 A3
4.171% 8/15/46	180,000	191,418
LB-UBS Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	5,423	5,601
LB-UBS Commercial
Mortgage Trust
Series 2005-C3 B
4.895% 7/15/40 •	15,000	15,425
Morgan Stanley Capital I
Series 2005-HQ6 A4A
4.989% 8/13/42	50,000	52,179
Series 2005-HQ7 AJ
5.207% 11/14/42 •	25,000	26,281
Series 2005-HQ7 C
5.207% 11/14/42 •	100,000	99,537
Series 2007-T27 A4
5.65% 6/11/42 •	55,000	61,969
Timberstar Trust
Series 2006-1A A 144A
5.668% 10/15/36 #	50,000	54,561
WF-RBS Commercial
Mortgage Trust
Series 2012-C9 A3
2.87% 11/15/45	35,000	33,577
Total Commercial Mortgage-Backed
Securities (cost $1,300,144)		1,313,471

Convertible Bonds – 0.36%
Alaska Communications
Systems Group 144A
6.25% exercise price
$10.28, expiration date
4/27/18 #	7,000	5,968
Alere 3.00% exercise price
$43.98, expiration date
5/15/16	7,000	7,928
Ares Capital 5.75%
exercise price $19.13,
expiration date 2/1/16	7,000	7,604
ArvinMeritor 4.00%
exercise price $26.73,
expiration date
2/12/27 Φ	14,000	13,842
BGC Partners 4.50%
exercise price $9.84,
expiration date 7/13/16	10,000	10,519

(continues)       NQ-DPT-164 [1/14] 3/14 (12254) 3

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
Blucora 144A 4.25%
exercise price $21.66,
expiration date
3/29/19 #	3,000	$4,065
Chesapeake Energy 2.50%
exercise price $50.90,
expiration date 5/15/37	3,000	3,052
Ciena 144A 3.75%
exercise price $20.17,
expiration date
10/15/18 #	7,000	10,006
Dendreon 2.875% exercise
price $51.24, expiration
date 1/13/16	7,000	5,058
Equinix 4.75% exercise
price $84.32, expiration
date 6/13/16	1,000	2,281
General Cable 5.00%
exercise price $35.88,
expiration date
11/15/29 ϕ	12,000	12,930
Gilead Sciences 1.625%
exercise price $22.71,
expiration date 5/1/16	4,000	14,175
Helix Energy Solutions
Group 3.25% exercise
price $25.02, expiration
date 3/12/32	6,000	6,802
Hologic 2.00% exercise
price $31.17, expiration
date 2/27/42 ϕ	7,000	7,109
Illumina 144A 0.25%
exercise price $83.55,
expiration date
3/11/16 #	4,000	7,360
Intel 3.25% exercise price
$21.94, expiration date
8/1/39	6,000	7,931
Jefferies Group 3.875%
exercise price $45.51,
expiration date
10/31/29	8,000	8,485
Leap Wireless International
4.50% exercise price
$93.21, expiration date
7/10/14	14,000	14,175
Lexington Realty Trust
144A 6.00% exercise
price $6.76, expiration
date 1/11/30 #	3,000	4,809
Liberty Interactive 144A
0.75% exercise price
$1,000.00, expiration
date 3/30/43 #	7,000	8,444
MGM Resorts International
4.25% exercise price
$18.58, expiration date
4/10/15	4,000	5,622
Mylan 3.75% exercise
price $13.32, expiration
date 9/15/15	2,000	6,852
Nuance Communications
2.75% exercise price
$32.30, expiration date
11/1/31	9,000	8,966
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17	16,000	18,820
Peabody Energy 4.75%
exercise price $57.95,
expiration date
12/15/41	5,000	3,931
Ryman Hospitality
Properties 144A 3.75%
exercise price $21.38,
expiration date
9/29/14 #	3,000	5,809
SanDisk 1.50% exercise
price $52.00, expiration
date 8/11/17	9,000	13,202
SBA Communications
4.00% exercise price
$30.38, expiration date
9/29/14	2,000	6,118
Steel Dynamics 5.125%
exercise price $17.14,
expiration date 6/15/14	2,000	2,131
TIBCO Software 2.25%
exercise price $50.57,
expiration date 4/30/32	12,000	12,038

4 NQ-DPT-164 [1/14] 3/14 (12254)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19	7,000	$6,024
Vector Group 2.50%
exercise price $17.62,
expiration date
1/14/19 •	2,000	2,436
Total Convertible Bonds (cost $225,710)		254,492

Corporate Bonds – 44.85%
Banking – 5.63%
Banco de Costa Rica 144A
5.25% 8/12/18 #	200,000	199,000
Bancolombia
5.95% 6/3/21	100,000	104,750
Bank of America
2.60% 1/15/19	65,000	65,446
4.125% 1/22/24	115,000	116,352
BB&T 5.25% 11/1/19	337,000	382,549
BBVA Banco Continental
144A 3.25% 4/8/18 #	70,000	70,000
City National
5.25% 9/15/20	90,000	99,016
Fifth Third Bancorp
4.30% 1/16/24	45,000	44,991
Goldman Sachs Group
2.625% 1/31/19	80,000	80,161
HBOS Capital Funding
144A
6.071% 6/29/49 #•	215,000	216,075
JPMorgan Chase
3.875% 2/1/24	150,000	150,051
4.85% 2/1/44	45,000	45,077
6.75% 8/29/49 •	80,000	81,480
KeyBank 5.45% 3/3/16	250,000	272,306
KeyCorp 2.30% 12/13/18	60,000	60,076
KFW 1.875% 4/1/19	110,000	110,678
Morgan Stanley
2.50% 1/24/19	70,000	69,897
4.10% 5/22/23	175,000	170,749
5.00% 11/24/25	120,000	122,018
Northern Trust
3.95% 10/30/25	40,000	40,220
PNC Bank 6.875% 4/1/18	250,000	297,679
PNC Financial Services
Group
2.854% 11/9/22 ϕ	95,000	90,708
RBS Capital Trust I
2.112% 12/29/49 •	45,000	43,875
Santander Holdings USA
3.45% 8/27/18	45,000	46,710
State Street
3.10% 5/15/23	75,000	71,090
SunTrust Banks
2.35% 11/1/18	75,000	75,564
USB Capital IX
3.50% 10/29/49 •	355,000	284,000
VEB Finance 144A
4.224% 11/21/18 #	200,000	198,250
Wachovia
0.609% 10/15/16 •	55,000	54,824
Wells Fargo
3.00% 1/22/21	10,000	10,061
4.125% 8/15/23	70,000	69,968
144A 4.48% 1/16/24 #	56,000	57,300
Zions Bancorp
4.50% 3/27/17	25,000	26,654
4.50% 6/13/23	55,000	54,994
7.75% 9/23/14	55,000	57,071
		3,939,640
Basic Industry – 2.40%
ArcelorMittal
10.35% 6/1/19	90,000	112,950
Barrick Gold
4.10% 5/1/23	70,000	64,739
Barrick North America
Finance 5.75% 5/1/43	25,000	23,236
CF Industries
7.125% 5/1/20	125,000	148,942
Dow Chemical
8.55% 5/15/19	209,000	269,209
FMC 4.10% 2/1/24	135,000	137,605
FMG Resources August
2006 144A
6.875% 4/1/22 #	105,000	113,794
Georgia-Pacific
8.00% 1/15/24	150,000	198,234
International Paper
6.00% 11/15/41	55,000	62,695
7.50% 8/15/21	35,000	44,034
Mosaic 5.625% 11/15/43	55,000	56,659
Novelis 8.75% 12/15/20	65,000	72,475

(continues)       NQ-DPT-164 [1/14] 3/14 (12254) 5

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Packaging Corp. of America
4.50% 11/1/23	50,000	$51,634
Rio Tinto Finance U.S.A.
3.50% 11/2/20	25,000	25,662
Rock-Tenn
3.50% 3/1/20	70,000	71,104
4.00% 3/1/23	20,000	19,938
Rockwood Specialties
Group
4.625% 10/15/20	80,000	81,600
Teck Resources
3.75% 2/1/23	45,000	42,813
Vale Overseas
5.625% 9/15/19	25,000	27,309
Weyerhaeuser
4.625% 9/15/23	55,000	57,314
		1,681,946
Brokerage – 0.47%
Jefferies Group
5.125% 1/20/23	70,000	72,720
6.45% 6/8/27	30,000	31,979
6.50% 1/20/43	15,000	15,603
Lazard Group
6.85% 6/15/17	184,000	211,082
		331,384
Capital Goods – 1.78%
Algeco Scotsman Global
Finance
144A
8.50% 10/15/18 #	265,000	288,188
144A
10.75% 10/15/19 #	200,000	216,500
Ball 5.75% 5/15/21	85,000	89,675
Cemex Espana
Luxembourg 144A
9.25% 5/12/20 #	75,000	81,488
Crane
2.75% 12/15/18	35,000	35,540
4.45% 12/15/23	35,000	35,991
Ingersoll-Rand Global
Holding
144A
2.875% 1/15/19 #	40,000	40,300
144A 4.25% 6/15/23 #	235,000	239,710
Metalloinvest Finance
144A 6.50% 7/21/16 #	200,000	209,000
URS 3.85% 4/1/17	10,000	10,344
		1,246,736
Communications – 7.21%
America Movil
5.00% 3/30/20	105,000	114,797
American Tower
5.00% 2/15/24	80,000	84,383
American Tower Trust I
144A
1.551% 3/15/43 #	30,000	29,500
144A 3.07% 3/15/23 #	65,000	62,673
AT&T 4.30% 12/15/42	125,000	108,291
CC Holdings GS V
3.849% 4/15/23	65,000	62,690
CenturyLink
5.80% 3/15/22	70,000	69,300
Crown Castle Towers 144A
4.883% 8/15/20 #	275,000	299,822
Digicel Group 144A
8.25% 9/30/20 #	100,000	104,500
DISH DBS
5.00% 3/15/23	295,000	277,300
7.875% 9/1/19	50,000	57,188
Intelsat Jackson Holdings
144A 5.50% 8/1/23 #	85,000	81,494
Intelsat Luxembourg 144A
8.125% 6/1/23 #	400,000	434,500
Interpublic Group
3.75% 2/15/23	60,000	58,029
MTS International Funding
144A
8.625% 6/22/20 #	100,000	117,250
Myriad International
Holdings 144A
6.375% 7/28/17 #	100,000	110,750
Nielsen Finance
4.50% 10/1/20	460,000	456,550
Orange
2.75% 2/6/19	95,000	95,484
5.50% 2/6/44	30,000	30,578
Qwest 6.75% 12/1/21	65,000	72,682
SBA Tower Trust 144A
2.24% 4/16/18 #	45,000	44,550

6 NQ-DPT-164 [1/14] 3/14 (12254)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Communications (continued)
SES 144A 3.60% 4/4/23 #		175,000	$170,726
Sinclair Television Group
6.125% 10/1/22		115,000	116,725
Sprint 144A
7.125% 6/15/24 #		100,000	100,750
Sprint Communications
6.00% 12/1/16		55,000	59,675
6.00% 11/15/22		145,000	143,188
Telefonica Emisiones
5.289% 12/9/22	GBP	50,000	87,070
6.421% 6/20/16		50,000	55,831
Telemar Norte Leste 144A
5.50% 10/23/20 #		100,000	94,125
Time Warner Cable
8.25% 4/1/19		110,000	130,217
UPCB Finance III 144A
6.625% 7/1/20 #		150,000	159,750
Verizon Communications
5.15% 9/15/23		215,000	234,188
6.40% 9/15/33		60,000	70,509
6.55% 9/15/43		65,000	78,303
Virgin Media Secured
Finance 6.50% 1/15/18		300,000	311,250
Zayo Group
10.125% 7/1/20		394,000	457,532
			5,042,150
Consumer Cyclical – 1.97%
Amazon.com
2.50% 11/29/22		100,000	93,040
CVS Caremark
4.00% 12/5/23		220,000	225,627
Daimler Finance North
America 144A
2.25% 7/31/19 #		150,000	149,526
Ford Motor Credit
12.00% 5/15/15		100,000	114,054
General Motors 144A
3.50% 10/2/18 #		50,000	51,312
Home Depot
3.75% 2/15/24		50,000	51,276
Host Hotels & Resorts
3.75% 10/15/23		95,000	91,102
4.75% 3/1/23		75,000	77,620
5.25% 3/15/22		10,000	10,717
5.875% 6/15/19		40,000	43,420
International Game
Technology
5.35% 10/15/23		120,000	127,101
Marriott International
3.375% 10/15/20		50,000	50,442
QVC 4.375% 3/15/23		150,000	144,681
TRW Automotive 144A
4.45% 12/1/23 #		45,000	43,762
Wyndham Worldwide
4.25% 3/1/22		30,000	30,317
5.625% 3/1/21		40,000	43,735
Yum Brands
3.875% 11/1/23		30,000	29,912
			1,377,644
Consumer Non-Cyclical – 4.46%
Anheuser-Busch InBev
Finance 3.70% 2/1/24		95,000	96,663
Boston Scientific
2.65% 10/1/18		140,000	142,572
6.00% 1/15/20		85,000	98,880
BRF 144A
5.875% 6/6/22 #		100,000	99,250
CareFusion
6.375% 8/1/19		280,000	324,553
Celgene
3.25% 8/15/22		225,000	220,381
3.95% 10/15/20		85,000	90,224
Coca-Cola Femsa
2.375% 11/26/18		150,000	151,177
Community Health Systems
7.125% 7/15/20		470,000	501,138
Constellation Brands
3.75% 5/1/21		30,000	28,762
4.25% 5/1/23		20,000	18,950
Del Monte
7.625% 2/15/19		25,000	26,000
Immucor
11.125% 8/15/19		10,000	11,288
JBS Investments 144A
7.75% 10/28/20 #		200,000	206,000
Kroger 3.30% 1/15/21		295,000	296,579
Mylan 144A
6.00% 11/15/18 #		120,000	127,674
Pernod-Ricard 144A
5.75% 4/7/21 #		150,000	169,502

(continues)       NQ-DPT-164 [1/14] 3/14 (12254) 7

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Thermo Fisher Scientific
4.15% 2/1/24	15,000	$15,280
Yale University
2.90% 10/15/14	80,000	81,505
Zimmer Holdings
4.625% 11/30/19	120,000	133,647
Zoetis 3.25% 2/1/23	295,000	283,815
		3,123,840
Electric – 5.46%
AES 7.375% 7/1/21	110,000	122,375
Ameren Illinois
9.75% 11/15/18	295,000	393,698
American Transmission
Systems 144A
5.25% 1/15/22 #	50,000	54,249
CenterPoint Energy
5.95% 2/1/17	60,000	67,766
Cleveland Electric
Illuminating
5.50% 8/15/24	75,000	83,289
CMS Energy
6.25% 2/1/20	35,000	41,064
ComEd Financing III
6.35% 3/15/33	60,000	57,277
Electricite de France
144A
4.875% 1/22/44 #	130,000	126,914
144A
5.25% 1/29/49 #•	100,000	96,795
144A
5.625% 12/29/49 #•	100,000	97,525
Entergy Louisiana
4.05% 9/1/23	315,000	329,223
Exelon Generation
4.25% 6/15/22	115,000	113,476
Great Plains Energy
4.85% 6/1/21	35,000	37,697
5.292% 6/15/22	105,000	115,883
Indiana Michigan Power
3.20% 3/15/23	10,000	9,623
Integrys Energy Group
6.11% 12/1/66 •	90,000	90,846
IPALCO Enterprises
5.00% 5/1/18	35,000	37,100
LG&E & KU Energy
3.75% 11/15/20	70,000	72,927
4.375% 10/1/21	165,000	174,153
MidAmerican Energy
Holdings 144A
3.75% 11/15/23 #	295,000	294,010
Narragansett Electric 144A
4.17% 12/10/42 #	35,000	32,612
National Rural Utilities
Cooperative Finance
4.75% 4/30/43 •	70,000	65,975
NextEra Energy Capital
Holdings
3.625% 6/15/23	140,000	136,241
6.35% 10/1/66 •	135,000	133,730
6.65% 6/15/67 •	5,000	5,098
NV Energy
6.25% 11/15/20	75,000	89,026
Pennsylvania Electric
5.20% 4/1/20	140,000	154,197
PPL Capital Funding
6.70% 3/30/67 •	40,000	40,428
Public Service of New
Hampshire
3.50% 11/1/23	45,000	45,404
Public Service Oklahoma
5.15% 12/1/19	125,000	140,236
Puget Energy
6.00% 9/1/21	30,000	34,567
Puget Sound Energy
6.974% 6/1/67 •	110,000	115,915
SCANA 4.125% 2/1/22	270,000	269,712
Wisconsin Energy
6.25% 5/15/67 •	135,000	138,477
		3,817,508
Energy – 4.26%
Continental Resources
4.50% 4/15/23	115,000	117,974
Ecopetrol 7.625% 7/23/19	47,000	55,225
KazMunayGas National
144A 9.125% 7/2/18 #	100,000	119,625
Lukoil International
Finance
6.125% 11/9/20	200,000	213,500

8 NQ-DPT-164 [1/14] 3/14 (12254)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Newfield Exploration
5.625% 7/1/24	50,000	$50,250
Pacific Rubiales Energy
144A
7.25% 12/12/21 #	100,000	105,500
Petrobras Global Finance
3.00% 1/15/19	70,000	66,139
Petrobras International
Finance
5.375% 1/27/21	70,000	69,466
Petrohawk Energy
7.25% 8/15/18	170,000	182,376
Petroleos de Venezuela
8.50% 11/2/17	35,000	27,248
Petroleos Mexicanos
144A
3.125% 1/23/19 #	35,000	35,229
3.50% 1/30/23	15,000	13,601
144A
6.375% 1/23/45 #	10,000	10,026
Plains Exploration &
Production
6.50% 11/15/20	45,000	49,556
Pride International
6.875% 8/15/20	265,000	320,888
QEP Resources
5.375% 10/1/22	405,000	393,862
Samson Investment 144A
10.50% 2/15/20 #	205,000	226,525
SandRidge Energy
8.75% 1/15/20	115,000	124,775
Statoil 2.90% 11/8/20	45,000	45,491
Talisman Energy
5.50% 5/15/42	160,000	156,858
Whiting Petroleum
5.00% 3/15/19	405,000	418,162
Woodside Finance
144A 8.125% 3/1/14 #	10,000	10,055
144A 8.75% 3/1/19 #	130,000	166,251
		2,978,582
Financials – 0.66%
General Electric Capital
2.10% 12/11/19	130,000	128,501
4.375% 9/16/20	95,000	104,024
6.00% 8/7/19	100,000	118,284
International Lease Finance
5.875% 4/1/19	30,000	32,400
6.25% 5/15/19	53,000	57,770
8.75% 3/15/17	15,000	17,531
		458,510
Insurance – 2.20%
Allstate 5.75% 8/15/53 •	60,000	60,892
American International
Group
6.40% 12/15/20	290,000	345,533
8.175% 5/15/58 •	60,000	74,850
Berkshire Hathaway
Finance
2.90% 10/15/20	65,000	65,783
Chubb 6.375% 3/29/67 •	85,000	94,138
Five Corners Funding Trust
144A
4.419% 11/15/23 #	100,000	100,614
Highmark
144A 4.75% 5/15/21 #	40,000	39,356
144A
6.125% 5/15/41 #	15,000	13,838
ING U.S. 5.65% 5/15/53 •	45,000	43,222
Liberty Mutual Group
144A 4.25% 6/15/23 #	120,000	119,346
144A 4.95% 5/1/22 #	25,000	26,524
Metropolitan Life Global
Funding I 144A
3.00% 1/10/23 #	320,000	306,845
Prudential Financial
3.875% 1/14/15	65,000	67,022
6.00% 12/1/17	120,000	139,230
XL Group
6.50% 12/29/49 •	45,000	44,325
		1,541,518
Natural Gas – 2.63%
El Paso Pipeline Partners
Operating
6.50% 4/1/20	105,000	121,967
Enbridge Energy Partners
8.05% 10/1/37 •	115,000	129,620
Energy Transfer Partners
3.60% 2/1/23	80,000	75,799
5.95% 10/1/43	90,000	93,183
9.70% 3/15/19	59,000	76,941

(continues)       NQ-DPT-164 [1/14] 3/14 (12254) 9

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
Enterprise Products
Operating
4.05% 2/15/22	120,000	$124,833
7.034% 1/15/68 •	120,000	133,316
Kinder Morgan Energy
Partners
3.50% 9/1/23	115,000	108,093
9.00% 2/1/19	115,000	147,170
NiSource Finance
5.80% 2/1/42	40,000	44,184
6.125% 3/1/22	270,000	310,429
Plains All American Pipeline
8.75% 5/1/19	100,000	129,298
Regency Energy Partners
4.50% 11/1/23	85,000	77,881
TransCanada PipeLines
6.35% 5/15/67 •	180,000	185,890
Williams Partners
4.50% 11/15/23	80,000	81,257
		1,839,861
Real Estate – 1.79%
Alexandria Real Estate
Equities 3.90% 6/15/23	85,000	81,068
CBL & Associates
5.25% 12/1/23	50,000	51,591
Corporate Office Properties
3.60% 5/15/23	45,000	41,789
5.25% 2/15/24	55,000	57,789
CubeSmart
4.375% 12/15/23	25,000	25,282
DDR
7.875% 9/1/20	165,000	205,494
9.625% 3/15/16	105,000	122,529
Digital Realty Trust
5.25% 3/15/21	125,000	130,330
5.875% 2/1/20	55,000	60,561
Duke Realty
3.625% 4/15/23	45,000	42,414
Liberty Property
4.40% 2/15/24	55,000	55,257
Mid-America Apartments
4.30% 10/15/23	35,000	34,886
National Retail Properties
3.30% 4/15/23	20,000	18,724
3.80% 10/15/22	30,000	29,366
Prologis 3.35% 2/1/21	45,000	44,529
Regency Centers
5.875% 6/15/17	93,000	103,963
WEA Finance 144A
4.625% 5/10/21 #	70,000	75,099
Weingarten Realty
Investors
3.50% 4/15/23	50,000	47,056
4.45% 1/15/24	25,000	25,131
		1,252,858
Technology – 2.27%
Apple 2.40% 5/3/23	110,000	100,915
BMC Software Finance
144A
8.125% 7/15/21 #	485,000	503,188
Broadridge Financial
Solutions 3.95% 9/1/20	50,000	51,260
EMC 2.65% 6/1/20	15,000	15,033
Fidelity National
Information Services
3.50% 4/15/23	115,000	107,979
GXS Worldwide
9.75% 6/15/15	120,000	123,492
Microsoft
2.125% 11/15/22	25,000	23,137
National Semiconductor
6.60% 6/15/17	155,000	181,731
NetApp
2.00% 12/15/17	40,000	40,170
3.25% 12/15/22	55,000	51,201
Seagate HDD Cayman
144A
3.75% 11/15/18 #	60,000	61,350
Total System Services
2.375% 6/1/18	15,000	14,947
3.75% 6/1/23	135,000	128,434
VeriSign 4.625% 5/1/23	195,000	187,688
		1,590,525
Transportation – 1.55%
Brambles USA 144A
5.35% 4/1/20 #	120,000	132,811
Burlington Northern Santa
Fe 5.15% 9/1/43	90,000	95,212
ERAC USA Finance 144A
5.25% 10/1/20 #	235,000	262,444

10 NQ-DPT-164 [1/14] 3/14 (12254)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Transportation (continued)
Norfolk Southern
3.85% 1/15/24		215,000	$219,513
4.80% 8/15/43		40,000	40,572
Red de Carreteras de
Occidente 144A
9.00% 6/10/28 #	MXN	2,000,000	132,534
United Parcel Service
5.125% 4/1/19		175,000	202,014
			1,085,100
Utilities – 0.11%
American Water Capital
3.85% 3/1/24		80,000	80,388
			80,388

Total Corporate Bonds (cost $30,563,077)			31,388,190

Municipal Bonds – 0.54%
California Statewide
Communities
Development Authority
(Kaiser Permanente)
Series A 5.00% 4/1/42		25,000	25,587
Fairfax County, Virginia
Series B 5.00% 4/1/24		25,000	30,156
Golden State, California
Tobacco Securitization
Corporation Settlement
Revenue (Asset-Backed
Senior Notes) Series A-1
5.125% 6/1/47		50,000	36,224
5.75% 6/1/47		55,000	43,539
Maryland State Local
Facilities
Series A 5.00% 8/1/21		30,000	36,251
New Jersey State
Transportation Trust
Fund
Series A 5.00%
6/15/42		15,000	15,502
Series AA 5.00%
6/15/44		40,000	41,344
New York City Transitional
Finance Authority (New
York City Recovery)
Series 13 5.00%
11/1/22		40,000	47,519
New York City Water &
Sewer System
(Second Generation)
Series BB 5.00%
6/15/47		10,000	10,461
New York City, New York
Series I 5.00% 8/1/22		20,000	23,335
New York State Thruway
Authority
Series A 5.00% 5/1/19		30,000	34,922
Texas A&M University
Series D 5.00%
5/15/22		5,000	6,007
Series D 5.00%
5/15/23		5,000	5,998
Texas Private Activity Bond
Surface Transportation
Senior Lien Revenue
Bond (NTE Mobility)
6.75% 6/30/43 (AMT)		20,000	21,502
Total Municipal Bonds (cost $369,284)			378,347

Non-Agency Asset-Backed Securities – 2.23%
Ally Master Owner Trust
Series 2013-2 A
0.61% 4/15/18 •		100,000	100,222
American Express Credit
Account Secured Note
Trust
Series 2012-4 A
0.40% 5/15/20 •		180,000	179,396
Appalachian Consumer
Rate Relief Funding
Series 2013-1 A1
2.008% 2/1/24		100,000	99,647
Avis Budget Rental Car
Funding AESOP
Series 2011-2A A 144A
2.37% 11/20/14 #		100,000	101,025

(continues)       NQ-DPT-164 [1/14] 3/14 (12254) 11

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	92,544	$92,533
Capital One Multi-Asset
Execution Trust
Series 2007-A1 A1
0.21% 11/15/19 •	100,000	99,254
Series 2013-A2 A2
0.34% 2/15/19 •	125,000	124,838
Citicorp Residential
Mortgage Securities
Series 2006-3 A5
5.948% 11/25/36	300,000	287,574
John Deere Owner Trust
Series 2011-A A4
1.96% 4/16/18	70,000	70,398
MASTR Specialized Loan
Trust
Series 2005-2 A2 144A
5.006% 7/25/35 #•	22,236	22,317
Mercedes-Benz Auto Lease
Trust
Series 2013-A A4
0.72% 12/17/18	50,000	50,048
Mid-State Trust
Series 11 A1
4.864% 7/15/38	12,164	12,976
Navistar Financial Owner
Trust
Series 2012-A A2 144A
0.85% 3/18/15 #	11,550	11,552
Trafigura Securitisation
Finance
Series 2012-1A A 144A
2.56% 10/15/15 #•	145,000	146,745
Volvo Financial Equipment
Series 2012-1A A4
144A 1.09% 8/15/17 #	95,000	95,250
World Omni Automobile
Lease Securitization
Trust
Series 2012-A A3
0.93% 11/16/15	70,000	70,175
Total Non-Agency Asset-Backed Securities
(cost $1,540,491)		1,563,950

Regional Bond – 0.14%Δ
Canada – 0.14%
Province of Ontario
Canada 2.00% 1/30/19	95,000	95,502

Total Regional Bond (cost $94,946)		95,502

Senior Secured Loans – 10.83%«
Activision Blizzard Tranche
B 1st Lien
3.25% 9/12/20	155,000	156,557
Allegion U.S. Holding
Tranche B
3.00% 12/26/20	80,000	80,350
Aramark Tranche D
4.00% 9/30/19	75,000	75,562
Azure Midstream Tranche B
6.50% 10/21/18	100,000	101,219
BJ’s Wholesale Club
Tranche B 1st Lien
4.50% 9/26/19	149,812	151,440
Burlington Coat Factory
Warehouse Tranche B2
4.00% 2/23/17	285,519	288,597
Calpine Construction
Financal Tranche B
3.00% 5/1/20	149,250	148,993
Chrysler Group Tranche B
4.25% 5/24/17	194,222	195,540
Clear Channel Communi-
cations Tranche B
3.65% 1/29/16	522,000	510,022
DaVita Tranche B
4.50% 10/20/16	58,937	59,268
DaVita Tranche B2
4.00% 8/1/19	49,500	49,974

12 NQ-DPT-164 [1/14] 3/14 (12254)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans« (continued)
Drillships Financing
Holding Tranche B1
6.00% 2/17/21	54,725	$56,093
Emdeon 1st Lien
3.75% 11/2/18	107,813	108,330
Energy Transfer 1st Lien
3.25% 12/2/19	125,000	125,234
First Data 1st Lien
4.00% 4/5/17	84,068	84,226
Gray Television
4.50% 10/11/19	134,324	135,500
HCA Tranche B4
2.75% 5/1/18	498,750	500,192
HCA Tranche B5 1st Lien
2.75% 3/31/17	125,685	126,069
Hilton Worldwide Finance
Tranche B2
3.75% 9/23/20	357,105	360,067
Houghton International 1st
Lien 4.00% 12/10/19	193,050	194,337
Houghton International
2nd Lien
9.50% 11/20/20	125,000	128,438
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18	29,475	29,773
Immucor Tranche B2
5.00% 8/19/18	186,839	188,473
Infor U.S. Tranche B5 1st
Lien 3.75% 6/3/20	53,285	53,544
Intelsat Jackson Holdings
Tranche B2
3.75% 6/30/19	143,958	145,272
Landry’s Tranche B
4.75% 4/24/18	184,918	186,998
Level 3 Financing Tranche B
4.00% 1/15/20	50,000	50,406
MultiPlan Tranche B
4.00% 8/18/17	10,226	10,315
Neiman Marcus Group
5.00% 10/18/20	185,000	187,402
Novelis Tranche B
3.75% 3/10/17	49,491	49,880
Nuveen Investments 1st
Lien 4.00% 5/13/17	200,000	200,063
Nuveen Investments 2nd
Lien 6.50% 2/28/19	320,000	319,600
OSI Restaurants Tranche B
1st Lien
3.50% 10/26/19	116,875	117,353
Patheon 4.25% 1/23/21	525,000	525,047
PQ Tranche B
4.50% 8/7/17	34,650	35,006
Rite Aid 2nd Lien
4.875% 6/13/21	350,000	357,000
Samson Investment 2nd
Lien 5.00% 9/25/18	90,000	91,035
Scientific Games
International
4.25% 5/22/20	195,000	196,201
Smart & Final Tranche B 1st
Lien 4.50% 11/15/19	120,781	120,886
Sprouts Farmers
4.00% 4/12/20	154,606	155,669
Truven Health Analytics
Tranche B
4.50% 5/23/19	88,877	89,211
Univision Communications
Tranche C1 1st Lien
4.50% 2/22/20	64,402	64,833
Univision Communications
Tranche C2
4.50% 2/6/20	99,250	99,870
USI Insurance Services
Tranche B 1st Lien
4.25% 12/3/18	49,501	49,872
Valeant Pharmaceuticals
Tranche B
4.50% 5/30/20	199,400	201,674
Vantage Drilling Tranche B
1st Lien
5.00% 10/25/17	55,500	55,934
Visant 5.25% 12/22/16	91,461	90,743
Zayo Group Tranche B 1st
Lien 4.00% 7/2/19	268,867	270,884
Total Senior Secured Loans
(cost $7,537,980)		7,578,952

(continues)       NQ-DPT-164 [1/14] 3/14 (12254) 13

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)
Sovereign Bonds – 0.11%Δ
Hungary – 0.04%
Hungary Government
International Bond
5.75% 11/22/23	30,000	$29,738
		29,738
Romania – 0.07%
Romanian Government
International Bond 144A
4.875% 1/22/24 #	48,000	47,040
		47,040
Total Sovereign Bonds (cost $77,051)		76,778

Supranational Banks – 0.50%
European Investment Bank
1.875% 3/15/19	95,000	95,317
3.25% 1/29/24	135,000	136,629
Inter-American
Development Bank
4.375% 1/24/44	40,000	41,102
International Bank for
Reconstruction &
Development
1.875% 3/15/19	75,000	75,496
Total Supranational Banks (cost $343,364)		348,544

U.S. Treasury Obligations – 8.48%
U.S. Treasury Bonds
3.625% 8/15/43	375,000	375,117
3.75% 11/15/43	35,000	35,820
U.S. Treasury Notes
1.50% 12/31/18	1,180,000	1,180,876
1.50% 1/31/19	1,225,000	1,224,473
2.375% 12/31/20	15,000	15,248
2.75% 11/15/23 ∞	3,077,000	3,099,597
Total U.S. Treasury Obligations
(cost $5,846,003)		5,931,131

	Number of
	Shares
Convertible Preferred Stock – 0.08%
ArcelorMittal 6.00%
exercise price $20.61,
expiration date
12/21/15	125	3,086
Bank of America 7.25%
exercise price $50.00,
expiration date
12/31/49	1	1,117
Chesapeake Energy 144A
5.75% exercise price
$27.83, expiration date
12/31/49 #	4	4,548
Dominion Resources
6.00% exercise price
$65.27, expiration date
7/1/16	30	1,681
6.125% exercise price
$65.27, expiration date
4/1/16	30	1,678
Goodyear Tire & Rubber
5.875% exercise price
$18.21, expiration date
3/31/14	115	7,594
HealthSouth 6.50%
exercise price $30.18,
expiration date
12/31/49	6	7,202
Intelsat 5.75% exercise
price $22.05, expiration
date 5/1/16	120	6,303
MetLife 5.00% exercise
price $44.27, expiration
date 3/26/14	125	3,644
SandRidge Energy 8.50%
exercise price $8.01,
expiration date
12/31/49	79	8,038
Wells Fargo 7.50%
exercise price $156.71,
expiration date
12/31/49	7	8,102
Total Convertible Preferred Stock
(cost $51,290)		52,993

14 NQ-DPT-164 [1/14] 3/14 (12254)

	Number of	Value
	Shares	(U.S. $)
Preferred Stock – 0.27%
Alabama Power 5.625%	1,855	$42,795
Integrys Energy Group
6.00% •	1,950	47,560
National Retail Properties
5.70%	1,225	24,745
Public Storage 5.20%	1,200	23,916
Wells Fargo 5.20%	2,400	51,000
Total Preferred Stock (cost $214,544)		190,016

	Number of
	Contracts
Option Purchased – 0.00%
Currency Call Option – 0.00%
USD vs TRY strike price TRY 200,
expiration date 3/12/14	107,400	10
Total Option Purchased (cost $554)		10

	Principal
	amount°
Short-Term Investments – 22.61%
Repurchase Agreements – 22.61%
Bank of America Merrill
Lynch
0.01%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$3,985,863
(collateralized by U.S.
government obligations
0.00%-1.25%
5/8/14-11/30/18;
market value
$4,065,577)	3,985,860	3,985,860
Bank of Montreal
0.02%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$664,311 (collateralized
by U.S. government
obligations
0.25%-2.75%
4/30/14-11/15/23;
market value $677,597)	664,310	664,310
BNP Paribas
0.02%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$11,168,849
(collateralized by U.S.
government obligations
0.25%-2.375%
3/31/14-12/31/20;
market value
$11,392,207)	11,168,830	$11,168,830
Total Short-Term Investments
(cost $15,819,000)		15,819,000
Total Value of
Securities – 117.86%
(cost $81,244,471)		82,473,286

Liabilities Net of Receivables and Other
Assets – (17.86%)✢		(12,495,480)
Net Assets – 100.00%		$69,977,806
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2014, the aggregate value of Rule 144A securities was $8,706,652, which represents 12.44% of the Portfolio’s net assets. See Note 5 in “Notes.”

t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

✢	Of this amount, $8,034,875 represents receivable for securities sold, $21,019,910 represents payable for securities purchased and includes foreign currency valued at $119,204 with a cost of $119,222.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of Jan. 31, 2014. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
Σ	Interest only security.An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2014.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Jan. 31, 2014.

(continues)       NQ-DPT-164 [1/14] 3/14 (12254) 15

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at Jan. 31, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	CAD	(104,364)	USD	96,252	2/14/14	$2,559
BAML	CLP	7,578,475	USD	(13,623)	2/14/14	(2)
BAML	ZAR	(151,869)	USD	13,623	2/14/14	(17)
BNYM	NGN	(4,239,386)	USD	26,027	2/3/14	(35)
DB	EUR	(156,748)	USD	213,395	2/14/14	1,965
TD	JPY	(289,409)	USD	2,810	2/14/14	(23)
UBS	COP	27,434,483	USD	(13,605)	2/14/14	(6)
UBS	MXN	(1,379,184)	USD	102,778	2/14/14	(285)

						$4,156

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(2)	S&P 500 E-mini	$(181,847)	$(177,660)	3/22/14	$4,187
35	U.S. Treasury 5 yr Notes	4,200,230	4,221,875	4/1/14	21,645
50	U.S. Treasury 10 yr Notes	6,243,401	6,287,500	3/21/14	44,099
5	U.S. Treasury Long Bonds	667,365	667,969	3/21/14	604

		$10,929,149			$70,535

Swap Contracts

CDS Contract2

	Swap		Annual		Unrealized
	Referenced	Notional	Protection	Termination	Appreciation
Counterparty	Obligation	Value	Payments	Date	(Depreciation)
Protection
Purchased:
JPMC	CDX.EM.20-V1	$365,000	5.00%	12/20/18	$1,120

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.“

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BNYM – BNY Mellon
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Emerging Markets Index
CLP – Chilean Peso
COP – Columbian Peso
DB – Deutsche Bank
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
MNB – Mellon National Bank
MASTR – Mortgage Asset Securitization Transactions, Inc.
MXN – Mexican Peso
NCUA – National Credit Union Administration
NGN – Nigerian Naira
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
TRY – Turkish Lira
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – Year
ZAR – South African Rand

16 NQ-DPT-164 [1/14] 3/14 (12254)

Notes

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio
January 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Core Plus Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2010 – Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception of the Portfolio.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2014.

To Be Announced Trades (TBA) — The Portfolio may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Portfolio’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Portfolio to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Portfolio on such purchases until the securities are delivered; however, the market value may change prior to delivery.

(continues)       NQ-DPT-164 [1/14] 3/14 (12254) 17

(Unaudited)

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Portfolio declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Portfolio may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Jan. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of Investments	$81,295,783
Aggregate unrealized appreciation	$1,529,462
Aggregate unrealized depreciation	(351,959)
Net unrealized appreciation	$1,177,503

For federal income tax purposes, at Oct. 31, 2013, capital loss carryforwards of $1,915,115 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $1,651,753 expires in 2016.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At Oct. 31, 2013, short-term losses of $263,362 will be carried forward under the Act.

18 NQ-DPT-164 [1/14] 3/14 (12254)

(Unaudited)

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

Level 3 –	inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2014:

	Level 1	Level 2	Total
Agency, Asset-Backed &
Mortgage- Backed Securities	$—	$20,359,331	$20,359,331
Corporate Debt	—	31,642,682	31,642,682
Foreign Debt	—	520,824	520,824
Senior Secured Loans	—	7,578,952	7,578,952
Municipal Bonds	—	378,347	378,347
Convertible Preferred Stock[1]	21,408	31,585	52,993
Preferred Stock	190,016	—	190,016
U.S. Treasury Obligations	—	5,931,131	5,931,131
Short-Term Investments	—	15,819,000	15,819,000
Option Purchased	—	10	10
Total	$211,424	$82,261,862	$82,473,286
Foreign Currency Exchange
Contracts	$—	$4,156	$4,156
Futures Contracts	70,535	—	70,535
Swap Contracts	—	1,120	1,120

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments. These amounts attributed to Level 1 and Level 2 investments represents the following percentages of the total market value of this security type.

(continues)       NQ-DPT-164 [1/14] 3/14 (12254) 19

(Unaudited)

2. Investments (continued)

	Level 1	Level 2	Total
Convertible Preferred Stock	40.40%	59.60%	100.00%

During the period ended Jan. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period. At Jan. 31, 2014, there were no Level 3 investments.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Portfolio may use futures in the normal course of pursuing its investment objective. The Portfolio invested in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing interest rates or market conditions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Portfolio because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

20 NQ-DPT-164 [1/14] 3/14 (12254)

(Unaudited)

Options Contracts — During the period ended Jan. 31, 2014, the Portfolio entered into options contracts in the normal course of pursuing its investment objective. The Portfolio may buy or write options contracts for any number of reasons, including without limitation: to manage the Portfolio’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Portfolio may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Portfolio buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Portfolio is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Swap Contracts — The Portfolio may enter into CDS contracts in the normal course of pursuing its investment objective. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Portfolio will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by the Manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended Jan. 31, 2014, the Portfolio entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment or receipt, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. (receipt) The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended Jan. 31, 2014, the Portfolio did not enter into any CDS contract as a seller of protection. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Portfolio had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is trading CDS baskets through a central counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

(continues)       NQ-DPT-164 [1/14] 3/14 (12254) 21

(Unaudited)

4. Securities Lending (continued)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At Jan. 31, 2014, the Portfolio had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest a portion of its net assets in high-yield fixed income securities, which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

22 NQ-DPT-164 [1/14] 3/14 (12254)

(Unaudited)

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third-parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the 15% limit on investments in illiquid securities. As of Jan. 31, 2014, no securities held by the Portfolio have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2014 that would require recognition or disclosure in the Portfolio’s schedule of investments.

(continues)       NQ-DPT-164 [1/14] 3/14 (12254) 23

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio
January 31, 2014 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
Common Stock – 93.78%Δ
Brazil – 8.17%
AMBEV ADR	637,200	$4,167,288
CCR	924,300	5,953,339
Cielo	164,929	4,391,362
CPFL Energia	319,980	2,401,806
Diagnosticos da America	253,700	1,562,557
EcoRodovias Infraestrutura
e Logistica	499,400	2,545,953
Transmissora Alianca de
Energia Eletrica	257,000	1,887,528
Vale ADR	108,900	1,481,040
		24,390,873
Chile – 3.46%
Banco Santander Chile
ADR	116,870	2,276,628
Cia Cervecerias Unidas	208,209	2,217,980
Enersis ADR	375,000	4,976,250
Inversiones Aguas
Metropolitanas ADR
144A #	26,500	852,259
		10,323,117
China – 18.84%■
Beijing Enterprises
Holdings	523,499	4,422,805
Belle International
Holdings	4,158,515	4,502,946
China BlueChemical Class H	4,127,000	2,252,154
China Gas Holdings	661,331	926,548
China Mobile	1,111,000	10,601,525
China Resources Power
Holdings	2,524,000	6,000,850
China Shenhua Energy
Class H	1,405,000	3,606,270
Golden Eagle Retail Group	2,173,000	2,967,312
Hengan International
Group	329,500	3,544,588
Huabao International
Holdings	4,127,000	2,089,718
Jiangsu Expressway Class H	3,812,000	4,785,863
Mindray Medical
International ADR	176,679	6,190,832
Sands China	567,600	4,358,747
		56,250,158
Colombia – 0.38%
BanColombia ADR	26,000	1,142,440
		1,142,440
India – 7.03%
Axis Bank	218,138	3,909,380
Cairn India	347,477	1,796,228
GAIL India	175,855	1,005,723
Housing Development
Finance	256,753	3,308,779
Larsen & Toubro	382,870	6,020,273
Lupin	104,528	1,469,344
Rural Electrification	631,557	1,811,871
Zee Entertainment
Enterprises	392,847	1,669,384
		20,990,982
Indonesia – 6.33%
Astra International	7,349,000	3,866,610
Bank Mandiri	6,920,500	4,908,762
Bank Rakyat Indonesia	8,472,100	5,789,671
Perusahaan Gas Negara	11,125,700	4,327,761
		18,892,804
Kazakhstan – 0.72%
KazMunaiGas Exploration
Production GDR	148,240	2,145,033
		2,145,033
Malaysia – 2.93%
AMMB Holdings	1,611,100	3,524,401
Genting Malaysia	2,393,800	3,113,140
Malayan Banking	735,763	2,119,768
		8,757,309
Mexico – 7.62%
America Movil Series L
ADR	188,200	4,001,132
Compartamos	843,900	1,524,607
Fibra Uno Administracion	2,424,200	7,827,079
Grupo Aeroportuario del
Pacifico ADR	29,100	1,576,929
Grupo Financiero
Santander
Mexico Class B ADR	509,014	5,629,695
Kimberly-Clark de Mexico
Class A	847,600	2,178,048
		22,737,490

(continues)       NQ-DPT-151 [1/14] 3/14 (12247) 1

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio

	Number of	Value
	Shares	(U.S. $)
Common StockΔ (continued)
Peru – 1.98%
Credicorp	44,930	$5,927,166
		5,927,166
Philippines – 2.14%
Philippine Long Distance
Telephone ADR	107,400	6,398,892
		6,398,892
Republic of Korea – 7.91%
Hyundai Mobis	40,169	11,388,125
Kangwon Land	110,070	3,424,378
Samsung Electronics	7,522	8,817,332
		23,629,835
Romania – 0.41%
Societatea Nationala de
Gaze Naturale GDR †	123,512	1,210,418
		1,210,418
Russia – 4.30%
Gazprom ADR	870,199	7,166,115
Sberbank of Russia ADR	525,267	5,670,357
		12,836,472
South Africa – 2.51%
Bidvest Group	99,032	2,215,309
Clicks Group	256,435	1,316,018
Life Healthcare Group
Holdings	409,413	1,309,207
Tiger Brands	66,264	1,589,846
Truworths International	162,024	1,068,672
		7,499,052
Taiwan – 5.69%
Asustek Computer	61,000	558,957
Quanta Computer	1,176,000	2,874,710
Taiwan Mobile	1,749,000	5,125,640
Taiwan Semiconductor
Manufacturing	2,449,588	8,424,618
		16,983,925
Thailand – 2.93%
Kasikornbank Foreign	157,954	812,969
Kasikornbank NVDR	246,600	1,268,203
PTT	796,300	6,654,922
		8,736,094
Turkey – 4.19%
Tofas Turk Otomobil
Fabrikasi	224,808	1,057,398
Tupras Turkiye Petrol
Rafinerileri	373,712	6,159,744
Turk Telekomunikasyon	2,131,707	5,299,579
		12,516,721
United Kingdom – 3.82%
SABMiller	101,187	4,538,408
Unilever	178,551	6,853,415
		11,391,823
United States – 2.42%
Yum! Brands	107,641	7,228,093
		7,228,093
Total Common Stock
(cost $299,108,531)		279,988,697

Preferred Stock – 4.63%Δ
Brazil – 3.72%
Petroleo Brasileiro	691,200	4,211,315
Vale ADR	562,500	6,907,500
		11,118,815
Republic of Korea – 0.91%
Hyundai Motor	22,777	2,721,966
		2,721,966
Total Preferred Stock
(cost $19,159,673)		13,840,781

	Principal
	amount°
Short-Term Investments – 1.46%
Repurchase Agreements – 1.03%
Bank of America Merrill
Lynch
0.01%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$771,018 (collateralized
by U.S. government
obligations
0.00%-1.25%
5/8/14-11/30/18;
market value $786,438)	771,018	$771,018

2 NQ-DPT-151 [1/14] 3/14 (12247)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.02%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$128,503 (collateralized
by U.S. government
obligations
0.25%-2.75% 4/30/14-
11/15/23; market value
$131,073)	128,503	$128,503
BNP Paribas
0.02%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$2,160,483
(collateralized by U.S.
government obligations
0.25%-2.375%
3/31/14-12/31/20;
market value
$2,203,689)	2,160,479	2,160,479
		3,060,000
U.S. Treasury Obligations – 0.43%≠
U.S. Treasury Bills
0.04% 4/24/14	1,113,915	1,113,850
0.093% 11/13/14	175,101	175,003
		1,288,853

Total Short-Term Investments (cost
$4,348,733)		4,348,853

Total Value of
Securities – 99.87%
(cost $322,616,937)		298,178,331

Receivables and Other Assets Net of
Liabilities – 0.13%		375,417
Net Assets – 100.00%		$298,553,748
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2014, the aggregate value of Rule 144A securities was $852,259, which represented 0.29% of the Portfolio’s net assets. See Note 5 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at Jan. 31, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	BRL	173,067	USD	(71,717)	2/5/14	$(78)
MNB	HKD	(1,603,980)	USD	206,525	2/5/14	(74)
MNB	IDR	(251,028,023)	USD	20,454	2/3/14	(89)
MNB	IDR	1,157,353,175	USD	(94,774)	2/4/14	(85)
						$(326)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
ADR – American Depositary Receipt
BRL – Brazilian Real
GDR – Global Depositary Receipt
HKD – Hong Kong Dollar
IDR – Indonesian Rupiah
MNB – Mellon National Bank
NVDR – Non-Voting Depositary Receipt
USD – United States Dollar

(continues)       NQ-DPT-151 [1/14] 3/14 (12247) 3

Notes

Delaware Pooled® Trust — The Emerging Markets Portfolio
January 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust -The Emerging Markets Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2010 – Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception of the Portfolio.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

4 NQ-DPT-151 [1/14] 3/14 (12247)

(Unaudited)

Reimbursement Fees — The Emerging Markets Portfolio may charge a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor’s purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which the Portfolio (and, indirectly, the Portfolio’s existing shareholders) would have to bear such costs. These fees are accounted for as an addition to paid-in capital for the Portfolio in the statements of changes in net assets.

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays distributions from net investment income and net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute more frequently, if necessary for tax purposes.

2. Investments

At Jan. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of Investments	$324,635,694
Aggregate unrealized appreciation	$26,345,555
Aggregate unrealized depreciation	(52,802,918)
Net unrealized depreciation	$(26,457,363)

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 -	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)       NQ-DPT-151 [1/14] 3/14 (12247) 5

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2014:

	Level 1	Level 2	Total
Common Stock
Brazil	$24,390,873	$—	$24,390,873
Chile	9,470,858	852,259	10,323,117
China	6,190,832	50,059,326	56,250,158
Colombia	1,142,440	—	1,142,440
India	—	20,990,982	20,990,982
Indonesia	—	18,892,804	18,892,804
Kazakhstan	2,145,033	—	2,145,033
Malaysia	—	8,757,309	8,757,309
Mexico	22,737,490	—	22,737,490
Peru	5,927,166	—	5,927,166
Philippines	6,398,892	—	6,398,892
Republic of Korea	—	23,629,835	23,629,835
Romania	1,210,418	—	1,210,418
Russia	—	12,836,472	12,836,472
South Africa	—	7,499,052	7,499,052
Taiwan	—	16,983,925	16,983,925
Thailand	6,654,922	2,081,172	8,736,094
Turkey	—	12,516,721	12,516,721
United Kingdom	—	11,391,823	11,391,823
United States	7,228,093	—	7,228,093
Preferred Stock	11,118,815	2,721,966	13,840,781
Short-Term Investments	—	4,348,853	4,348,853
Total	$104,615,832	$193,562,499	$298,178,331
Foreign Currency Exchange
Contracts	$—	$(326)	$(326)

During the period ended Jan. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those traded on exchanges that close at a different time than the time that the Porfolio’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occuring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets. At Jan. 31, 2014, there were no Level 3 investments.

6 NQ-DPT-151 [1/14] 3/14 (12247)

(Unaudited)

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

(continues)       NQ-DPT-151 [1/14] 3/14 (12247) 7

(Unaudited)

4. Securities Lending (continued)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At Jan. 31, 2014, the Portfolio had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of Jan. 31, 2014, no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities held by the Portfolio have been identified on the schedule of investments.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2014 that would require recognition or disclosure in the Portfolio’s schedule of investments.

8 NQ-DPT-151 [1/14] 3/14 (12247)

Schedule of Investments

Delaware Pooled® Trust — The Emerging Markets Portfolio II
January 31, 2014 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
Common Stock – 101.81%Δ
Argentina – 0.74%
Cresud ADR	8,100	$69,579
IRSA Inversiones y
Representaciones ADR	4,000	38,920
YPF ADR	8,000	177,520
		286,019
Bahrain – 0.03%
Aluminum Bahrain GDR
144A #	1,800	11,650
		11,650
Brazil – 17.27%
All America Latina
Logistica	36,422	99,784
B2W Cia Digital †	50,000	482,654
Banco Bradesco ADR	7,373	77,638
Banco Santander Brasil
ADR	48,000	219,360
BB Seguridade
Participacoes	16,900	159,004
Brasil Foods ADR	16,900	298,792
Braskem ADR †	12,800	193,920
Centrais Eletricas
Brasileiras ADR	21,300	45,156
Cia Brasileira de
Distribuicao Grupo Pao
de Acucar ADR	2,300	88,021
Cyrela Brazil Realty
Empreendimentos e
Participacoes	15,780	93,397
Fibria Celulose ADR †	40,600	453,502
Gerdau	11,700	68,812
Gerdau ADR	13,000	91,650
Gol Linhas Aereas
Inteligentes ADR †	45,200	177,636
Hypermarcas	78,500	496,176
Itau Unibanco Holding
ADR	55,000	673,200
JBS	32,815	114,928
Petroleo Brasileiro ADR	53,200	596,372
Santos Brasil Participacoes	5,900	39,835
Telefonica Brasil ADR	3,255	61,845
Tim Participacoes ADR	72,800	1,894,984
Vale ADR	21,600	293,760
		6,720,426
Chile – 0.85%
Sociedad Quimica y Minera
de Chile ADR	13,300	331,303
		331,303
China/Hong Kong – 19.89%
Baidu ADR †	15,000	2,347,504
Bank of China	612,000	258,313
China Construction Bank	299,590	207,540
China Mengniu Dairy	67,000	306,886
China Mobile	50,000	477,116
China Mobile ADR	7,200	344,520
China Petroleum &
Chemical ADR	3,770	297,189
China Telecom	428,000	196,645
China Unicom Hong Kong
ADR	17,100	222,984
CNOOC ADR	1,600	246,448
Fu Shou Yuan International
Group †	429,000	271,862
Industrial & Commercial
Bank of China	599,999	369,935
PetroChina ADR	1,700	163,047
SINA †	2,000	130,380
Sohu.com †	16,000	1,164,480
Tianjin Development
Holdings †	190,000	118,532
Tingyi Cayman Islands
Holding	42,000	108,664
Tsingtao Brewery	24,000	176,032
Uni-President China
Holdings	364,000	329,286
		7,737,363
Colombia – 1.05%
Cemex Latam Holdings †	61,058	408,886
		408,886
India – 7.00%
Cairn India	74,000	382,531
ICICI Bank ADR	2,600	83,642
Reliance Industries GDR
144A #	55,000	1,443,894
Steel Authority of India	49,589	50,665
Tata Chemicals	62,463	261,384
Ultratech Cement	2,784	75,934
United Spirits	10,793	425,664
		2,723,714

(continues)       NQ-DPT-596 [1/14] 3/14 (12251) 1

Schedule of Investments

Delaware Pooled® Trust — The Emerging Markets Portfolio II

	Number of	Value
	Shares	(U.S. $)
Common StockΔ (continued)
Indonesia – 1.42%
Global Mediacom	2,369,600	$357,976
Tambang Batubara Bukit
Asam Persero	118,500	89,635
United Tractors	67,106	105,728
		553,339
Israel – 2.29%
Teva Pharmaceutical
Industries ADR	20,000	892,600
		892,600
Malaysia – 0.56%
UEM Sunrise	356,100	219,630
		219,630
Mexico – 7.41%
America Movil Series L
ADR	11,000	233,860
Cemex ADR †	65,007	804,137
Desarrolladora Homex
ADR †	14,300	22,022
Empresas ICA ADR †	27,200	209,440
Fomento Economico
Mexicano ADR	2,500	225,600
Grupo Financiero Banorte
Class O	24,300	153,462
Grupo Financiero
Santander
Mexico Class B ADR	19,400	214,564
Grupo Televisa ADR	30,000	871,800
Wal-Mart de Mexico Class V	61,629	147,485
		2,882,370
Peru – 0.37%
Cia de Minas
Buenaventura ADR	11,500	142,600
		142,600
Poland – 1.87%
Jastrzebska Spolka
Weglowa	2,926	42,803
Orange Polska	120,000	399,835
Polski Koncern Naftowy
Orlen	8,460	103,874
Powszechna Kasa
Oszczednosci Bank
Polski	13,921	179,962
		726,474
Republic of Korea – 19.47%
Hitejinro Holdings †	20,000	211,671
KB Financial Group ADR	28,000	939,400
KCC	1,455	655,933
KT ADR	28,300	400,445
KT&G	5,530	387,142
LG Display ADR	17,800	208,794
LG Electronics	5,107	307,840
LG Uplus	28,207	285,889
Lotte Chilsung Beverage †	425	636,728
Lotte Confectionery †	257	442,075
Samsung Electronics	1,267	1,485,185
Samsung Life Insurance	4,270	405,511
SK Telecom ADR	55,000	1,206,700
		7,573,313
Russia – 6.26%
Etalon Group GDR
144A #=†	4,800	21,600
Gazprom ADR	50,000	411,752
LUKOIL ADR	3,400	193,800
LUKOIL ADR (London
International Exchange)	3,600	204,386
MegaFon GDR	14,100	420,153
Mobile Telesystems ADR	19,400	334,650
Rosneft GDR	52,800	361,110
Sberbank =	141,095	379,850
VTB Bank	16,155,925	20,947
VTB Bank GDR	33,800	87,238
		2,435,486
South Africa – 2.39%
Anglo American Platinum †	1,687	67,378
ArcelorMittal South
Africa †	27,354	93,882
Impala Platinum Holdings	4,413	46,099
Sasol ADR	5,200	250,588
Standard Bank Group	27,267	288,131
Vodacom Group	17,262	182,755
		928,833
Taiwan – 4.90%
Hon Hai Precision Industry	251,254	701,032

2 NQ-DPT-596 [1/14] 3/14 (12251)

	Number of	Value
	Shares	(U.S. $)
Common StockΔ (continued)
Taiwan (continued)
Mitac Holdings †	472,000	$402,229
Taiwan Semiconductor
Manufacturing	95,000	326,724
Taiwan Semiconductor
Manufacturing ADR	12,800	216,576
United Microelectronics	634,000	259,113
		1,905,674
Thailand – 1.25%
Bangkok Bank	37,099	192,311
PTT	27,160	226,984
PTT Exploration &
Production	14,571	67,505
		486,800
Turkey – 1.28%
Anadolu Efes Biracilik Ve
Malt Sanayii	19,910	201,825
Turkcell Iletisim Hizmetleri
ADR †	20,600	256,470
Turkiye Sise ve Cam
Fabrikalari	34,199	37,876
		496,171
United Kingdom – 0.25%
Anglo American ADR	8,400	99,119
		99,119
United States – 5.26%
Archer-Daniels-Midland	11,900	469,812
Avon Products	16,300	242,707
Bunge	3,500	265,160
Yahoo †	29,700	1,069,794
		2,047,473
Total Common Stock
(cost $39,374,012)		39,609,243

Preferred Stock – 1.08%Δ
Republic of Korea – 1.08%
LG Electronics	17,861	420,098
Total Preferred Stock
(cost $307,186)		420,098

Total Value of
Securities - 102.89%
(cost $39,681,198)		$40,029,341

Liabilities Net of Receivables and Other
Assets - (2.89%)		(1,124,119)
Net Assets - 100.00%		$38,905,222

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2014, the aggregate value of Rule 144A securities was $1,477,144, which represented 3.80% of the Portfolio’s net assets. See Note 5 in “Notes.”
=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy.At Jan. 31, 2013, the aggregate value of fair valued securities was $401,450, which represented 1.03% of the Portfolio’s net assets. See Note 1 in “Notes.”

†	Non income producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at Jan. 31, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	HKD	36,153	USD	(4,657)	2/4/14	$0
BNYM	HKD	35,305	USD	(4,546)	2/5/14	0
						$—

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
GDR – Global Depositary Receipt
HKD – Hong Kong Dollar
USD – United States Dollar

(continues)      NQ-DPT-596 [1/14] 3/14 (12251) 3

Notes

Delaware Pooled® Trust — The Emerging Markets Portfolio II
January 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The Emerging Markets Portfolio II (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2010 - Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception of the Portfolio.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At Jan. 31, 2014, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

4 NQ-DPT-596 [1/14] 3/14 (12251)

(Unaudited)

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Portfolio may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Jan. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of Investments	$39,685,241
Aggregate unrealized appreciation	$6,441,904
Aggregate unrealized depreciation	(6,097,804)
Net unrealized appreciation	$344,100

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2014:

(continues)      NQ-DPT-596 [1/14] 3/14 (12251) 5

(Unaudited)

2. Investments (continued)

	Level 1	Level 2	Total
Common Stock
Argentina	$286,019	$—	$286,019
Bahrain	—	11,650	11,650
Brazil	6,720,426	—	6,720,426
Chile	331,303	—	331,303
China/Hong Kong	5,188,414	2,548,949	7,737,363
Colombia	408,886	—	408,886
India	83,642	2,640,072	2,723,714
Indonesia	—	553,339	553,339
Israel	892,600	—	892,600
Malaysia	—	219,630	219,630
Mexico	2,882,370	—	2,882,370
Peru	142,600	—	142,600
Poland	—	726,474	726,474
Republic of Korea	2,755,339	4,817,974	7,573,313
Russia	889,560	1,545,926	2,435,486
South Africa	250,588	678,245	928,833
Taiwan	216,576	1,689,098	1,905,674
Thailand	294,489	192,311	486,800
Turkey	256,470	239,701	496,171
United Kingdom	—	99,119	99,119
United States	2,047,473	—	2,047,473
Preferred Stock	—	420,098	420,098
Total	$23,646,755	$16,382,586	$40,029,341
Foreign Currency Exchange
Contracts	$—	$—	$—

During the period ended Jan. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those traded on exchanges that close at a different time than the time that the Porfolio’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occuring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Jan. 31, 2014. there were no Level 3 investments.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Portfolio enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

6 NQ-DPT-596 [1/14] 3/14 (12251)

(Unaudited)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At Jan. 31, 2014, the Portfolio had no securities out on loan.

(continues)      NQ-DPT-596 [1/14] 3/14 (12251) 7

(Unaudited)

5. Credit and Market Risk

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of Jan. 31, 2014, no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2014 that would require recognition or disclosure in the Portfolio’s schedule of investments.

8 NQ-DPT-596 [1/14] 3/14 (12251)

Schedule of investments

Delaware Pooled Trust — The Focus Smid-Cap Growth Equity Portfolio
January 31, 2014 (Unaudited)

	Number
	of	Value
	Shares	(U.S. $)
Common Stock – 96.81%
Consumer Discretionary – 20.07%
DineEquity	43,275	$3,367,228
Dunkin’ Brands Group	30,125	1,401,716
Interval Leisure Group	60,900	1,607,760
K12 †	88,250	1,937,088
Sally Beauty Holdings †	108,075	3,067,168
Ulta Salon Cosmetics &
Fragrance †	31,050	2,661,296
		14,042,256
Energy – 4.78%
Core Laboratories	18,700	3,345,804
		3,345,804
Financials – 18.47%
Affiliated Managers
Group †	16,025	3,192,821
CommonWealth REIT	104,100	2,558,778
Heartland Payment
Systems	79,575	3,430,478
MSCI Class A †	87,450	3,735,864
		12,917,941
Healthcare – 10.24%
ABIOMED †	85,125	2,340,086
athenahealth †	9,175	1,352,395
Techne	38,150	3,466,690
		7,159,171
Producer Durables – 10.79%
Expeditors International of
Washington	61,050	2,494,503
Graco	44,050	3,061,034
Ritchie Bros Auctioneers	86,875	1,994,650
		7,550,187
Technology – 27.15%
Blackbaud	63,550	2,189,933
Ellie Mae †	29,950	781,695
Logitech International
Class R	150,305	2,362,930
NeuStar Class A †	58,100	1,969,009
NIC	85,575	1,860,400
SBA Communications Class A †	40,000	3,710,000
VeriFone Systems †	95,500	2,770,455
VeriSign †	56,925	3,344,344
		18,988,766
Utilities – 5.31%
j2 Global	81,950	3,716,433
		3,716,433
Total Common Stock (cost $51,397,826)		67,720,558

	Principal
	amount°
Short-Term Investments – 3.20%
Repurchase Agreements – 2.00%
Bank of America Merril
Lynch
0.01%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$353,005 (collateralized
by U.S. government
obligations
0.00%-1.25%
5/8/14-11/30/18;
market value $360,065)	353,005	353,005
Bank of Montreal
0.02%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$58,834 (collateralized
by U.S. government
obligations
0.25%-2.75% 4/30/14-
11/15/23; market value
$60,011)	58,834	58,834
BNP Paribas
0.02%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$989,162 (collateralized
by U.S. government
obligations
0.25%-2.375%
3/31/14-12/31/20;
market value
$1,008,944)	989,161	989,161
		1,401,000
U.S. Treasury Obligation – 1.20%≠

(continues)       NQ-DPT-196 [1/14] 3/14 (12238) 1

Schedule of investments

Delaware Pooled Trust — The Focus Smid-Cap Growth Equity Portfolio

	Principal
	amount°	Value (U.S. $)
Short-Term Investments (continued)
U.S. Treasury Obligations – 0.00%≠
U.S. Treasury Bills
0.055% 4/24/14	605,878	$605,843
0.093% 11/13/14	234,313	234,182
		840,025

Total Short-Term Investments (cost
$2,240,943)		2,241,025

Total Value of
Securities – 100.01%
(cost $53,638,769)		69,961,583

Liabilities Net of Receivables and Other
Assets – (0.01%)		(9,272)
Net Assets – 100.00%		$69,952,311
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

Summary of abbreviations:
REIT – Real Estate Investment Trust

2 NQ-DPT-196 [1/14] 3/14 (12238)

Notes

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio
January 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Focus Smid-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (October 31, 2010 – October 31, 2013), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception of the Portfolio.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period.

The Portfolio generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

(continues)       NQ-DPT-196 [1/14] 3/14 (12238) 3

(Unaudited)

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute more frequently, if necessary for tax purposes.

2. Investments

At Jan. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of Investments	$54,177,362
Aggregate unrealized appreciation	$16,799,932
Aggregate unrealized depreciation	(1,015,711)
Net unrealized appreciation	$15,784,221

For federal income tax purposes, at October 31, 2013, capital loss carryforwards of $237,690 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

4 NQ-DPT-196 [1/14] 3/14 (12238)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2014:

	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$14,042,256	$—	$14,042,256
Energy	3,345,804	—	3,345,804
Financials	12,917,941	—	12,917,941
Healthcare	7,159,171	—	7,159,171
Producer Durables	7,550,187	—	7,550,187
Technology	16,625,836	2,362,930	18,988,766
Utilities	3,716,433	—	3,716,433
Short-Term Investments	—	2,241,025	2,241,025
Total	$65,357,628	$4,603,955	$69,961,583

During the period ended Jan. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the treshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occuring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Jan. 31, 2014, there were no Level 3 investments.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(continues)       NQ-DPT-196 [1/14] 3/14 (12238) 5

(Unaudited)

3. Derivatives (continued)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at Jan. 31, 2014.

4. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. At Jan. 31, 2014, the Portfolio had no securities out on loan.

6 NQ-DPT-196 [1/14] 3/14 (12238)

(Unaudited)

5. Credit and Market Risk

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines. Because the Portfolio expects to hold a concentrated portfolio of a limited number of securities, the Portfolio’s risk is increased because each investment has a greater effect on the Portfolio’s overall performance.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of Jan. 31, 2014, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

6. Subsequent Events

Delaware Investments has signed an agreement with its Focus Growth Equity Team, the Portfolio’s current portfolio management team, to establish a new joint venture called Jackson Square Partners. DMC has obtained Board approval to appoint Jackson Square Partners as the sub-advisor to the Portfolio and to authorize a proxy solicitation to obtain the requisite prior shareholder approval. If the new sub-advosory arrangements are not approved by shareholders, DMC will pursue an alternative recommendation and the Portfolio’s Board of Trustees will determine an appropriate course of action.

Management has determined that no other material events or transactions occurred subsequent to Jan. 31, 2014 that would require recognition or disclosure in the Portfolio’s schedule of investments.

(continues)       NQ-DPT-196 [1/14] 3/14 (12238) 7

Schedule of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio
January 31, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds – 0.49%
Equinix 4.75% exercise
price $84.32, expiration
date 6/13/16	120,000	$273,675
Salix Pharmaceuticals
1.50% exercise price
$65.81, expiration date
3/15/19	239,000	384,192
Total Convertible Bonds (cost $610,118)		657,867

Corporate Bonds – 79.75%
Automobiles – 3.27%
American Axle &
Manufacturing
7.75% 11/15/19	328,000	373,920
Chassix 144A
9.25% 8/1/18 #	325,000	348,562
Chrysler Group
8.25% 6/15/21	265,000	298,456
Cooper-Standard Holding
144A PIK 7.375%
4/1/18 #❆	600,000	615,750
General Motors 144A
6.25% 10/2/43 #	375,000	398,438
General Motors Financial
6.75% 6/1/18	585,000	671,288
International Automotive
Components Group
144A 9.125% 6/1/18 #	721,000	755,248
LKQ 144A
4.75% 5/15/23 #	570,000	531,525
Meritor 6.75% 6/15/21	375,000	393,750
		4,386,937
Banking – 2.38%
Barclays Bank
7.625% 11/21/22	560,000	596,400
Credit Suisse Group 144A
7.50% 12/11/49 #•	610,000	642,794
HBOS Capital Funding
144A
6.071% 6/29/49 #•	889,000	893,445
JPMorgan Chase
6.75% 8/29/49 •	385,000	392,122
RBS Capital Trust I
2.112% 12/29/49 •	680,000	663,000
		3,187,761
Basic Industry – 9.70%
AK Steel 7.625% 5/15/20	262,000	260,035
APERAM 144A
7.75% 4/1/18 #	220,000	230,450
ArcelorMittal
6.125% 6/1/18	924,000	1,008,315
Arch Coal 144A
8.00% 1/15/19 #	400,000	400,000
Builders FirstSource 144A
7.625% 6/1/21 #	628,000	664,110
Cemex 144A
7.25% 1/15/21 #	375,000	386,250
Cemex Espana
Luxembourg 144A
9.25% 5/12/20 #	298,000	323,777
CPG Merger Sub 144A
8.00% 10/1/21 #	610,000	648,125
FMG Resources August
2006 144A
6.875% 4/1/22 #	827,000	896,261
HD Supply
11.50% 7/15/20	550,000	653,125
Headwaters
7.625% 4/1/19	391,000	424,235
Inmet Mining 144A
8.75% 6/1/20 #	528,000	603,240
JMC Steel Group 144A
8.25% 3/15/18 #	586,000	607,975
LSB Industries 144A
7.75% 8/1/19 #	295,000	314,175
Masonite International
144A 8.25% 4/15/21 #	677,000	744,700
New Gold 144A
6.25% 11/15/22 #	564,000	544,260
Nortek 8.50% 4/15/21	442,000	490,620
Perstorp Holding 144A
8.75% 5/15/17 #	600,000	643,500
Ply Gem Industries 144A
6.50% 2/1/22 #	115,000	113,706
Ryerson
9.00% 10/15/17	317,000	343,549
11.25% 10/15/18	135,000	148,162
Sappi Papier Holding
144A
6.625% 4/15/21 #	511,000	516,110
144A
8.375% 6/15/19 #	400,000	444,000

(continues)       NQ-DPT-096 [1/14] 3/14 (12246) 1

Schedule of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Taminco Global Chemical
144A 9.75% 3/31/20 #	195,000	$221,325
TPC Group 144A
8.75% 12/15/20 #	665,000	718,200
U.S. Coatings Acquisition
144A 7.375% 5/1/21 #	345,000	373,462
Wise Metals Group 144A
8.75% 12/15/18 #	275,000	292,875
		13,014,542
Capital Goods – 4.35%
Accudyne Industries 144A
7.75% 12/15/20 #	550,000	585,750
Beverage Packaging
Holdings Luxembourg II
144A
5.625% 12/15/16 #	145,000	148,262
144A 6.00% 6/15/17 #	150,000	154,125
BlueLine Rental Finance
144A 7.00% 2/1/19 #	355,000	367,869
BOE Intermediate Holding
144A PIK 9.00%
11/1/17 #✥	370,465	397,324
BOE Merger 144A PIK
9.50% 11/1/17 #❆	593,000	628,580
Consolidated Container
144A
10.125% 7/15/20 #	471,000	501,615
Milacron 144A
7.75% 2/15/21 #	490,000	522,462
Plastipak Holdings 144A
6.50% 10/1/21 #	485,000	499,550
Reynolds Group Issuer
8.25% 2/15/21	485,000	517,738
9.00% 4/15/19	184,000	197,110
9.875% 8/15/19	590,000	654,900
TransDigm 7.50% 7/15/21	610,000	663,375
		5,838,660
Consumer Cyclical – 6.58%
BI-LO 144A PIK 8.625%
9/15/18 #❆	425,000	445,188
Burlington Coat Factory
Warehouse
10.00% 2/15/19	564,000	631,680
Burlington Holdings 144A
PIK 9.00% 2/15/18 #❆	115,000	118,162
CDR DB Sub 144A
7.75% 10/15/20 #	757,000	736,182
Chinos Intermediate
Holdings 144A PIK
7.75% 5/1/19 #❆	665,000	681,625
Dave & Buster’s
11.00% 6/1/18	286,000	308,880
Dave & Buster’s
Entertainment 144A
8.91% 2/15/16 #^	697,000	581,995
Landry’s 144A
9.375% 5/1/20 #	722,000	788,785
Michaels Stores 144A
5.875% 12/15/20 #	485,000	486,212
Pantry 8.375% 8/1/20	554,000	594,165
Party City Holdings
8.875% 8/1/20	593,000	662,678
Quiksilver 144A
7.875% 8/1/18 #	665,000	724,850
Rite Aid 6.75% 6/15/21	665,000	704,900
Roundy’s Supermarkets
144A
10.25% 12/15/20 #	235,000	249,100
Tempur-Pedic International
6.875% 12/15/20	425,000	466,969
Wok Acquisition 144A
10.25% 6/30/20 #	599,000	653,659
		8,835,030
Consumer Non-Cyclical – 1.65%
Crestview DS Merger Sub II
144A 10.00% 9/1/21 #	405,000	443,475
JBS Investments 144A
7.75% 10/28/20 #	200,000	206,000
JBS USA 144A
8.25% 2/1/20 #	486,000	529,132
Smithfield Foods
6.625% 8/15/22	450,000	475,875
Spectrum Brands
6.375% 11/15/20	103,000	109,952
6.625% 11/15/22	416,000	444,600
		2,209,034
Energy – 11.88%
AmeriGas Finance
7.00% 5/20/22	708,000	773,490

2 NQ-DPT-096 [1/14] 3/14 (12246)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
AmeriGas Partners
6.50% 5/20/21	9,000	$9,652
Calumet Specialty Products
Partners
7.625% 1/15/22	350,000	371,438
9.375% 5/1/19	613,000	681,962
Chaparral Energy
7.625% 11/15/22	267,000	289,028
8.25% 9/1/21	312,000	341,640
CHC Helicopter
9.375% 6/1/21	285,000	299,962
Chesapeake Energy
5.375% 6/15/21	110,000	114,950
6.125% 2/15/21	95,000	102,838
6.625% 8/15/20	480,000	537,600
Comstock Resources
7.75% 4/1/19	484,000	517,880
Drill Rigs Holdings 144A
6.50% 10/1/17 #	584,000	620,500
Exterran Partners
6.00% 4/1/21	590,000	588,525
Genesis Energy
5.75% 2/15/21	665,000	678,300
Halcon Resources
8.875% 5/15/21	169,000	169,422
144A 9.75% 7/15/20 #	665,000	692,431
Hercules Offshore
144A 7.50% 10/1/21 #	300,000	312,750
144A 8.75% 7/15/21 #	175,000	196,000
Key Energy Services
6.75% 3/1/21	615,000	634,988
Laredo Petroleum
144A
5.625% 1/15/22 #	285,000	283,931
7.375% 5/1/22	136,000	149,260
Linn Energy
6.50% 5/15/19	84,000	86,730
144A 7.00% 11/1/19 #	325,000	331,500
8.625% 4/15/20	129,000	139,965
Midstates Petroleum
9.25% 6/1/21	775,000	809,875
Murphy Oil U.S.A. 144A
6.00% 8/15/23 #	445,000	446,112
Northern Blizzard
Resources 144A
7.25% 2/1/22 #	620,000	620,775
Northern Oil & Gas
8.00% 6/1/20	580,000	614,800
NuStar Logistics
6.75% 2/1/21	400,000	416,000
Oasis Petroleum 144A
6.875% 3/15/22 #	630,000	670,950
Offshore Group Investment
7.125% 4/1/23	270,000	271,350
PDC Energy
7.75% 10/15/22	535,000	579,138
Pioneer Energy Services
9.875% 3/15/18	556,000	589,360
Samson Investment 144A
10.50% 2/15/20 #	426,000	470,730
SandRidge Energy
7.50% 3/15/21	106,000	110,505
8.125% 10/15/22	681,000	715,901
8.75% 1/15/20	114,000	123,690
Ultra Petroleum 144A
5.75% 12/15/18 #	560,000	581,000
		15,944,928
Financials – 0.73%
Nuveen Investments 144A
9.50% 10/15/20 #	944,000	979,400
		979,400
Healthcare – 7.43%
Air Medical Group
Holdings
9.25% 11/1/18	312,000	340,080
Alere 6.50% 6/15/20	360,000	371,700
Biomet 6.50% 10/1/20	945,000	985,162
Community Health Systems
144A 6.875% 2/1/22 #	670,000	688,006
7.125% 7/15/20	163,000	173,799
8.00% 11/15/19	386,000	425,565
HCA Holdings
7.75% 5/15/21	135,000	148,500
Healthcare Technology
Intermediate 144A PIK
7.375% 9/1/18 #❆	595,000	618,056
Immucor
11.125% 8/15/19	612,000	690,795
Kinetic Concepts
10.50% 11/1/18	423,000	488,565
12.50% 11/1/19	290,000	330,600

(continues)       NQ-DPT-096 [1/14] 3/14 (12246) 3

Schedule of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
MPH Intermediate Holding
2 144A PIK 8.375%
8/1/18 #❆	295,000	$304,956
Par Pharmaceutical
7.375% 10/15/20	871,000	923,260
Radnet Management
10.375% 4/1/18	328,000	331,280
Salix Pharmaceuticals
144A 6.00% 1/15/21 #	755,000	788,975
Service Corporation
International 144A
5.375% 1/15/22 #	125,000	127,031
Tenet Healthcare
144A 6.00% 10/1/20 #	575,000	606,266
8.125% 4/1/22	375,000	410,156
Truven Health Analytics
10.625% 6/1/20	218,000	247,975
Valeant Pharmaceuticals
International
144A
5.625% 12/1/21 #	510,000	529,125
144A
6.375% 10/15/20 #	291,000	312,098
144A 7.00% 10/1/20 #	115,000	124,488
		9,966,438
Insurance – 2.45%
American International
Group
8.175% 5/15/58 •	562,000	701,095
Hockey Merger Sub 2 144A
7.875% 10/1/21 #	450,000	470,250
Liberty Mutual Group 144A
7.00% 3/15/37 #•	575,000	600,875
Onex USI Aquisition 144A
7.75% 1/15/21 #	585,000	603,281
XL Group
6.50% 12/29/49 •	925,000	911,125
		3,286,626
Media – 7.17%
CCO Holdings
5.25% 9/30/22	484,000	467,665
Cequel Communications
Holdings I 144A
6.375% 9/15/20 #	446,000	458,265
Clear Channel Worldwide
Holdings
7.625% 3/15/20	704,000	746,060
Columbus International
144A
11.50% 11/20/14 #	310,000	326,198
CSC Holdings
6.75% 11/15/21	615,000	673,425
DISH DBS 5.00% 3/15/23	795,000	747,300
Gray Television
7.50% 10/1/20	605,000	648,862
MDC Partners 144A
6.75% 4/1/20 #	690,000	731,400
Nara Cable Funding 144A
8.875% 12/1/18 #	700,000	761,000
Nielsen Luxembourg 144A
5.50% 10/1/21 #	90,000	92,925
ONO Finance II 144A
10.875% 7/15/19 #	265,000	296,800
RCN Telecom Services
144A 8.50% 8/15/20 #	325,000	330,688
Satelites Mexicanos
9.50% 5/15/17	257,000	274,990
Univision Communications
144A 8.50% 5/15/21 #	1,036,000	1,142,190
UPCB Finance VI 144A
6.875% 1/15/22 #	430,000	462,250
Virgin Media Finance 144A
6.375% 4/15/23 #	800,000	820,000
VTR Finance 144A
6.875% 1/15/24 #	645,000	647,359
		9,627,377
Services – 6.98%
Algeco Scotsman Global
Finance
144A
8.50% 10/15/18 #	580,000	630,750
144A
10.75% 10/15/19 #	865,000	936,362
ARAMARK 144A
5.75% 3/15/20 #	615,000	641,138
Avis Budget Car Rental
5.50% 4/1/23	465,000	451,050
Carlson Wagonlit 144A
6.875% 6/15/19 #	335,000	351,331

4 NQ-DPT-096 [1/14] 3/14 (12246)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Services (continued)
Darling Escrow 144A
5.375% 1/15/22 #	235,000	$237,056
DigitalGlobe
5.25% 2/1/21	565,000	557,938
H&E Equipment Services
7.00% 9/1/22	462,000	503,580
M/I Homes
8.625% 11/15/18	591,000	644,190
Mattamy Group 144A
6.50% 11/15/20 #	580,000	581,450
MGM Resorts International
6.75% 10/1/20	170,000	183,600
7.75% 3/15/22	234,000	264,420
11.375% 3/1/18	549,000	708,210
PHH
6.375% 8/15/21	245,000	246,838
7.375% 9/1/19	256,000	277,120
Pinnacle Entertainment
7.75% 4/1/22	210,000	228,900
8.75% 5/15/20	36,000	39,600
PNK Finance 144A
6.375% 8/1/21 #	265,000	272,950
Seven Seas Cruises
9.125% 5/15/19	595,000	660,450
Stena 144A
7.00% 2/1/24 #	655,000	669,738
Watco 144A
6.375% 4/1/23 #	280,000	278,600
		9,365,271
Technology & Electronics – 5.48%
ACI Worldwide 144A
6.375% 8/15/20 #	360,000	377,100
Activision Blizzard
144A
5.625% 9/15/21 #	445,000	461,688
144A
6.125% 9/15/23 #	200,000	209,000
BMC Software Finance
144A
8.125% 7/15/21 #	950,000	985,625
First Data
144A
11.25% 1/15/21 #	855,000	946,912
144A
11.75% 8/15/21 #	805,000	831,163
First Data Holdings 144A
PIK 14.50%
9/24/19 #✥	355,000	330,150
Freescale Semiconductor
144A 6.00% 1/15/22 #	305,000	317,962
10.75% 8/1/20	60,000	69,150
Infor U.S. 9.375% 4/1/19	533,000	602,290
j2 Global 8.00% 8/1/20	777,000	839,160
NCR Escrow
144A
5.875% 12/15/21 #	175,000	182,438
144A
6.375% 12/15/23 #	540,000	564,300
Viasystems 144A
7.875% 5/1/19 #	596,000	640,700
		7,357,638
Telecommunications – 7.74%
CenturyLink
6.75% 12/1/23	400,000	407,000
Comcel Trust 144A
6.875% 2/6/24 #	210,000	206,289
Digicel Group 144A
8.25% 9/30/20 #	1,050,000	1,097,250
Hughes Satellite Systems
7.625% 6/15/21	439,000	500,460
Intelsat Luxembourg
144A 7.75% 6/1/21 #	860,000	925,575
144A 8.125% 6/1/23 #	860,000	934,175
Level 3 Communications
8.875% 6/1/19	233,000	256,300
Level 3 Financing
144A
6.125% 1/15/21 #	110,000	112,750
7.00% 6/1/20	602,000	642,635
MetroPCS Wireless 144A
6.25% 4/1/21 #	240,000	250,200
Sprint
144A
7.125% 6/15/24 #	765,000	770,738
144A 7.25% 9/15/21 #	615,000	664,969
144A
7.875% 9/15/23 #	410,000	438,700
Sprint Capital
6.90% 5/1/19	410,000	444,850
T-Mobile USA
6.125% 1/15/22	195,000	199,875

(continues)       NQ-DPT-096 [1/14] 3/14 (12246) 5

Schedule of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
T-Mobile USA
6.50% 1/15/24	115,000	$117,731
6.731% 4/28/22	235,000	247,631
Wind Acquisition Finance
144A 7.25% 2/15/18 #	220,000	231,550
144A
11.75% 7/15/17 #	210,000	221,812
Windstream
7.50% 6/1/22	335,000	342,538
7.50% 4/1/23	10,000	10,050
7.75% 10/1/21	370,000	390,350
Zayo Group
10.125% 7/1/20	842,000	977,772
		10,391,200
Utilities – 1.96%
AES
7.375% 7/1/21	438,000	487,275
8.00% 6/1/20	2,000	2,325
AES Gener 144A
8.375% 12/18/73 #•	400,000	421,000
Calpine
144A
5.875% 1/15/24 #	145,000	144,638
144A 6.00% 1/15/22 #	595,000	618,800
Elwood Energy
8.159% 7/5/26	262,464	282,477
Enel 144A
8.75% 9/24/73 #•	420,000	456,750
GenOn Energy
9.875% 10/15/20	207,000	219,420
		2,632,685
Total Corporate Bonds (cost $102,890,159)		107,023,527

Senior Secured Loans – 10.48%«
Akorn Tranche B
4.50% 11/13/20	355,000	359,438
Allegion U.S. Holding
Tranche B
3.00% 12/26/20	195,000	195,853
Applied Systems Tranche
1st Lien 4.25% 1/15/21	441,000	445,851
Applied Systems Tranche
2nd Lien
7.50% 1/15/22	165,000	169,280
Ardagh Group Tranche B
4.00% 12/17/19	380,000	381,900
Azure Midstream Tranche B
6.50% 10/21/18	205,000	207,499
BJ’s Wholesale Club 2nd
Lien 8.50% 3/31/20	335,000	345,085
BJ’s Wholesale Club
Tranche B 1st Lien
4.50% 9/26/19	315,000	318,425
BMC Software 1st Lien
5.00% 8/9/20	184,000	184,524
Borgata Tranch B 1st Lien
6.75% 8/15/18	635,000	642,938
Citycenter Holdings Tranche
B 5.00% 10/9/20	320,000	324,367
Clear Channel Communi-
cations Tranche D
6.75% 1/30/19	650,000	632,067
Community Health Systems
Tranche D
4.25% 1/27/21	360,000	364,179
Drillships Financing
Holding Tranche B1
6.00% 2/17/21	304,236	311,841
Drillships Financing
Holding Tranche B2
5.50% 7/15/16	355,000	359,733
Gentiva Health Services
Tranche B
6.50% 10/10/19	640,000	644,400
Getty Images Tranche B
4.75% 9/19/19	242,915	229,598
Gray Television
4.50% 10/11/19	439,000	442,841
Hostess Brands 1st Lien
6.75% 3/12/20	445,000	462,800
Hudson’s Bay 2nd Lien
8.25% 10/7/21	440,000	456,133
Ineos U.S. Finance
4.00% 5/4/18	608,456	612,530
KIK Custom Products 1st
Lien 5.50% 5/23/19	95,000	95,079
KIK Custom Products 2nd
Lien 9.50% 11/23/19	45,000	45,477
Kinetic Concepts Tranche
E1 4.00% 5/8/18	785,000	793,128

6 NQ-DPT-096 [1/14] 3/14 (12246)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
LTS Buyer 2nd Lien
8.00% 3/15/21	155,000	$158,681
Moxie Liberty Tranche B
7.50% 8/21/20	345,000	352,762
Moxie Patriot (Panda
Power Fund) Tranche B1
6.75% 12/18/20	340,000	349,775
Neiman Marcus Group
5.00% 10/18/20	663,338	671,950
Nuveen Investments 2nd
Lien 6.50% 2/28/19	335,000	334,581
Otter Products Tranche B
5.25% 4/29/19	118,481	119,296
Panda Temple Power II
Tranche B 1st Lien
7.25% 3/28/19	355,000	365,206
Patheon 4.25% 1/23/21	715,000	715,064
Polymer Group Tranche B
5.25% 12/13/19	545,000	550,791
Quickrete 2nd Lien
7.00% 3/19/21	60,000	61,740
Ranpak 2nd Lien
8.50% 4/10/20	86,000	88,580
Rite Aid 2nd Lien
5.75% 8/3/20	295,000	303,076
Samson Investment 2nd
Lien 5.00% 9/25/18	305,000	308,508
Toys R Us Property Tranche
B 6.00% 7/31/19	279,300	266,592
Vantage Drilling Tranche B
1st Lien 5.75% 3/28/19	390,000	396,825
Total Senior Secured Loans (cost
$13,913,977)		14,068,393

	Number of
	Shares
Common Stock – 2.95%
Akorn	12,910	293,057
B/E Aerospace †	3,480	276,556
Century Communi-
cations =†	60,000	0
CenturyLink	8,788	253,622
DIRECTV Class A †	3,700	256,891
General Motors †	6,950	250,756
Hertz Global Holdings †	12,500	325,250
Kodiak Oil & Gas †	33,306	353,377
Las Vegas Sands	3,370	257,872
Mueller Water Products
Class A	40,010	347,287
Quiksilver †	49,966	352,260
Range Resources	3,883	334,676
Rockwood Holdings	2,086	142,954
Time Warner Cable	1,970	262,542
United Rentals †	3,111	251,804
Total Common Stock (cost $3,724,859)		3,958,904

Convertible Preferred Stock – 0.99%
Chesapeake Energy 144A
5.75% exercise price
$27.83, expiration date
12/31/49 #	572	650,292
Intelsat 5.75% exercise
price $22.05, expiration
date 5/1/16	5,550	291,514
SandRidge Energy 7.00%
exercise price $7.76,
expiration date
12/31/49	3,800	378,812
Total Convertible Preferred Stock (cost
$1,290,327)		1,320,618

Preferred Stock – 1.24%
Ally Financial
144A 7.00% #	800	778,275
8.50% •	5,000	135,150
GMAC Capital Trust I
8.125% •	7,000	191,660
Regions Financial 6.375%	24,000	559,440
Total Preferred Stock (cost $1,493,893)		1,664,525

(continues)       NQ-DPT-096 [1/14] 3/14 (12246) 7

Schedule of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio

	Principal amount°	Value (U.S. $)
Short-Term Investments – 4.06%
Repurchase Agreements – 4.06%
Bank of America Merrill
Lynch
0.01%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$1,374,227
(collateralized by U.S.
government obligations
0.00%-1.25%
5/8/14-11/30/18;
market value
$1,401,710)	1,374,226	$1,374,226
Bank of Montreal
0.02%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$229,038 (collateralized
by U.S. government
obligations
0.25%-2.75% 4/30/14-
11/15/23; market value
$233,619)	229,038	229,038
BNP Paribas
0.02%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$3,850,743
(collateralized by U.S.
government obligations
0.25%-2.375%
3/31/14-12/31/20;
market value
$3,927,751)	3,850,736	3,850,736
Total Short-Term Investments (cost
$5,454,000)		5,454,000

Total Value of
Securities – 99.96%
(cost $129,377,333)		134,147,834

Receivables and Other Assets Net of
Liabilities – 0.04%		$55,191
Net Assets – 100.00%		$134,203,025
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2014, the aggregate value of Rule 144A securities was $61,740,902, which represents 46.01% of the Portfolio’s net assets. See Note 4 in “Notes.”
✥	100% of the income received was in the form of additional par.
❆	100% of the income received was in the form of cash.
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At Jan. 31, 2014, the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets. See Note 1 in “Notes.”
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of Jan. 31, 2014. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2014.

PIK – Pay-in-kind

8 NQ-DPT-096 [1/14] 3/14 (12246)

Notes

Delaware Pooled® Trust — The High-Yield Bond Portfolio
January 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The High-Yield Bond Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2010–Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Portfolio declares and pays distributions from net investment income and realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute more frequently, if necessary for tax purposes.

(continues)       NQ-DPT-096 [1/14] 3/14 (12246) 9

(Unaudited)

2. Investments

At Jan. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of Investments	$129,406,165
Aggregate unrealized appreciation	$5,295,156
Aggregate unrealized depreciation	(553,487)
Net unrealized appreciation	$4,741,669

For federal income tax purposes, at Oct. 31, 2013, capital loss carryforwards of $1,262,438 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $1,262,438 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

10 NQ-DPT-096 [1/14] 3/14 (12246)

(Unaudited)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2014:

	Level 1	Level 2	Total
Corporate Debt	$—	$107,681,394	$107,681,394
Senior Secured Loans	—	14,068,393	14,068,393
Common Stock	3,958,904	—	3,958,904
Convertible Preferred Stock[1]	291,514	1,029,104	1,320,618
Preferred Stock[1]	886,250	778,275	1,664,525
Short-Term Investments	—	5,454,000	5,454,000
Total	$5,136,668	$129,011,166	$134,147,834
____________________

[1]Security type is valued across multiple levels. The amount attributed to Level 1 investments and Level 2 investments represents the following percentages of the total market value of this security type for the Portfolio. Level 1 investments represents exchange-traded investments, while Level 2 investments represents matrix-priced investments.

	Level 1	Level 2	Total
Convertible Preferred Stock	22.07%	77.93%	100.00%
Preferred Stock	53.24%	46.76%	100.00%

The securities that have been deemed worthless in the schedule of investments are considered to be Level 3 securities in this table.

During the period ended Jan. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the

(continues)       NQ-DPT-096 [1/14] 3/14 (12246) 11

(Unaudited)

3. Securities Lending (continued)

securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

At Jan. 31, 2014, the Portfolio had no securities on loan.

4. Credit and Market Risk

The Portfolio invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Portfolio invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of Jan. 31, 2014, no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified in the schedule of investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2014 that would require recognition or disclosure in the Portfolio’s schedule of investments.

12 NQ-DPT-096 [1/14] 3/14 (12246)

Schedule of Investments

Delaware Pooled® Trust — The International Equity Portfolio
January 31, 2014 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.57%Δ
Australia – 2.19%
AMP	1,423,668	$5,314,946
QBE Insurance Group	474,429	4,766,839
		10,081,785
Belgium – 0.00%
Ageas VVPR Strip «=†	36,617	0
		0
China – 2.24%
China Mobile	638,000	6,088,004
Jardine Matheson
Holdings	78,815	4,222,912
		10,310,916
France – 13.85%
Carrefour	57,931	1,990,869
Cie de Saint-Gobain	192,175	10,079,271
GDF Suez VVPR Strip =†	162,519	0
Orange	822,232	10,179,738
Sanofi	139,139	13,603,880
Societe Generale	86,492	4,887,330
Total	219,755	12,538,787
Vallourec	70,791	3,534,684
Vinci	108,453	7,092,453
		63,907,012
Germany – 8.39%
Daimler	73,419	6,133,070
Deutsche Telekom	879,590	14,223,799
GEA Group	105,119	4,917,743
RWE	153,120	5,650,520
SAP	101,959	7,801,717
		38,726,849
Israel – 3.30%
Teva Pharmaceutical
Industries ADR	341,116	15,224,007
		15,224,007
Italy – 2.45%
ENI	497,649	11,302,196
		11,302,196
Japan – 15.39%
Astellas Pharma	122,400	7,563,719
Canon	419,800	12,262,120
Hoya	227,700	6,291,904
Kao	328,500	10,413,552
Kirin Holdings	88,000	1,196,716
NTT DOCOMO	145,800	2,334,260
Seven & I Holdings	220,473	8,690,397
Takeda Pharmaceutical	216,800	10,076,163
Tokio Marine Holdings	254,652	7,435,016
Tokyo Electron	91,200	4,754,568
		71,018,415
Netherlands – 6.85%
Koninklijke Ahold	720,980	12,002,255
Reed Elsevier	400,863	8,268,154
Royal Dutch Shell Class A	328,816	11,357,688
		31,628,097
Singapore – 3.90%
SembCorp Industries	1,150,000	4,722,399
Singapore Telecommunications	2,624,602	7,242,499
United Overseas Bank	386,642	6,047,265
		18,012,163
Spain – 7.46%
Banco Santander	663,760	5,711,089
Iberdrola	2,524,205	15,544,899
Telefonica	855,186	13,172,509
		34,428,497
Switzerland – 10.26%
ABB †	460,319	11,450,302
Nestle	126,154	9,143,056
Novartis	179,863	14,217,309
Zurich Insurance Group †	43,150	12,511,637
		47,322,304
Taiwan – 0.82%
Taiwan Semiconductor
Manufacturing ADR	224,332	3,795,697
		3,795,697
United Kingdom – 22.47%
AMEC	341,755	5,777,608
BG Group	534,577	8,985,960
BP	1,268,231	9,940,113
Compass Group	669,588	10,008,146
G4S	1,634,542	6,398,486
GlaxoSmithKline	508,816	13,079,896
National Grid	941,480	12,188,194
Tesco	2,466,157	12,960,750
Unilever	347,056	13,321,229

(continues)       NQ-DPT-031 [1/14] 3/14 (12237) 1

Schedule of Investments

Delaware Pooled® Trust — The International Equity Portfolio

	Number of	Value
	Shares	(U.S. $)
Common StockΔ (continued)
United Kingdom (continued)
Vodafone Group	2,977,867	$11,036,154
		103,696,536
Total Common Stock
(cost $393,574,692)		459,454,474

	Principal
	amount°
Short-Term Investments – 0.85%
Repurchase Agreements – 0.69%
Bank of America Merrill
Lynch
0.01%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$799,239 (collateralized
by U.S. government
obligations
0.00%-1.25%
5/8/14-11/30/18;
market value $815,223)	799,238	799,238
Bank of Montreal
0.02%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$133,207 (collateralized
by U.S. government
obligations
0.25%-2.75% 4/30/14-
11/15/23; market value
$135,871)	133,206	133,206
BNP Paribas
0.02%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$2,239,559
(collateralized by U.S.
government obligations
0.25%-2.375%
3/31/14-12/31/20;
market value
$2,284,347)	2,239,556	2,239,556
		3,172,000
U.S. Treasury Obligation – 0.16%≠
U.S. Treasury Bill 0.065%
4/24/14	744,987	744,944
		744,944
Total Short-Term Investments (cost
$3,916,877)		3,916,944

Total Value of
Securities – 100.42%
(cost $397,491,569)		463,371,418

Liabilities Net of Receivables and Other
Assets – (0.42%)		(1,933,551)
Net Assets – 100.00%		$461,437,867
____________________

«	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At Jan. 31, 2013, the aggregate value of fair valued securities was $0,which represents 0.00% of the Portfolio’s net assets. See Note 1 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin.

2 NQ-DPT-031 [1/14] 3/14 (12237)

The following foreign currency exchange contracts were outstanding at Jan. 31, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	AUD	(10,649,000)	USD	9,270,593	4/30/14	$4,957
BNYM	CHF	1,096,179	USD	(1,217,706)	2/3/14	(8,569)
BNYM	CHF	253,646	USD	(280,458)	2/4/14	(672)
BNYM	EUR	162,697	USD	(220,016)	2/4/14	(561)
BNYM	GBP	129,846	USD	(213,779)	2/4/14	(311)
BNYM	SGD	271,343	USD	(212,901)	2/3/14	(325)
BNYM	SGD	285,454	USD	(223,745)	2/4/14	(114)
BNYM	SGD	182,956	USD	(143,371)	2/5/14	(40)
						$(5,635)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
BNYM – BNY Mellon
CHF – Swiss Franc
EUR – European Monetary Unit
GBP – British Pound Sterling
SGD – Singapore Dollar
USD – United States Dollar
VVPR Strip – Dividend Coupon

(continues)       NQ-DPT-031 [1/14] 3/14 (12237) 3

Notes

Delaware Pooled® Trust — The International Equity Portfolio
January 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (October 31, 2010 – October 31, 2013), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception date of the Portfolio.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

4 NQ-DPT-031 [1/14] 3/14 (12237)

(Unaudited)

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all tax withholdings, a portion of which maybe reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays distributions from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Jan. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of Investments	$403,018,743
Aggregate unrealized appreciation	$91,697,615
Aggregate unrealized depreciation	(31,344,940)
Net unrealized appreciation	$60,352,675

For federal income tax purposes, at October 31, 2013, capital loss carryforwards of $178,010,832 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $156,031,998 expires in 2017 and $13,859,481 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At October 31, 2013, short-term losses of $3,201 and long-term losses of $8,166,152 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

(continues)       NQ-DPT-031 [1/14] 3/14 (12237) 5

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2014:

	Level 1	Level 2	Total
Common Stock
Australia	$—	$10,081,785	$10,081,785
Belgium	—	—	—
China	—	10,310,916	10,310,916
France	—	63,907,012	63,907,012
Germany	—	38,726,849	38,726,849
Israel	15,224,007	—	15,224,007
Italy	—	11,302,196	11,302,196
Japan	—	71,018,415	71,018,415
Netherlands	—	31,628,097	31,628,097
Singapore	—	18,012,163	18,012,163
Spain	—	34,428,497	34,428,497
Switzerland	—	47,322,304	47,322,304
Taiwan	3,795,697	—	3,795,697
United Kingdom	—	103,696,536	103,696,536
Short-Term Investments	—	3,916,944	3,916,944
Total	$19,019,704	$444,351,714	$463,371,418
Foreign Currency Exchange
Contracts	$—	$(5,635)	$(5,635)

During the period ended Jan. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the year. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Jan. 31, 2014, there were no Level 3 investments.

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

6 NQ-DPT-031 [1/14] 3/14 (12237)

(Unaudited)

Foreign Currency Exchange Contracts — The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio exposure to the counterparty.

4. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

(continues)       NQ-DPT-031 [1/14] 3/14 (12237) 7

(Unaudited)

4. Securities Lending (continued)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

At Jan. 31, 2014, the Portfolio had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 10% limit on investments in illiquid securities. As of Jan. 31, 2014, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2014 that would require recognition or disclosure in the Portfolio’s schedule of investments.

8 NQ-DPT-031 [1/14] 3/14 (12237)

Schedule of investments

Delaware Pooled® Trust — The Labor Select International Equity Portfolio
January 31, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 99.29%Δ
Australia – 2.20%
AMP	1,510,768	$5,640,114
QBE Insurance Group	516,556	5,190,111
		10,830,225
Belgium – 0.00%
Ageas VVPR Strip «=†	15,275	0
		0
France – 15.46%
Carrefour	66,918	2,299,719
Cie de Saint-Gobain	207,966	10,907,484
GDF Suez	529,138	11,681,219
GDF Suez VVPR Strip =†	101,871	0
Orange	987,430	12,224,991
Sanofi	147,670	14,437,971
Societe Generale	84,726	4,787,540
Total	143,572	8,191,936
Vallourec	76,023	3,795,924
Vinci	117,299	7,670,951
		75,997,735
Germany – 7.60%
Daimler	71,140	5,942,693
GEA Group	109,166	5,107,072
RWE	166,569	6,146,823
SAP	105,019	8,035,863
Telefonica Deutschland
Holding	1,521,595	12,123,645
		37,356,096
Israel – 3.27%
Teva Pharmaceutical
Industries ADR	360,400	16,084,652
		16,084,652
Japan – 16.15%
Astellas Pharma	104,000	6,426,689
Canon	473,600	13,833,587
Hoya	250,900	6,932,977
Kao	365,200	11,576,954
Kirin Holdings	85,000	1,155,919
NTT DOCOMO	153,500	2,457,537
Seven & I Holdings	286,200	11,281,162
Takeda Pharmaceutical	234,800	10,912,744
Tokio Marine Holdings	309,900	9,048,080
Tokyo Electron	110,600	5,765,957
		79,391,606
Netherlands – 7.68%
Koninklijke Ahold	771,027	12,835,394
Reed Elsevier	448,786	9,256,609
Royal Dutch Shell Class A	452,445	15,627,977
		37,719,980
Singapore – 4.74%
SembCorp Industries	1,361,000	5,588,857
Singapore Telecommuni- cations	3,646,000	10,061,012
United Overseas Bank	488,705	7,643,579
		23,293,448
Spain – 7.57%
Banco Santander	780,800	6,718,118
Iberdrola	2,663,694	16,403,917
Telefonica	915,536	14,102,086
		37,224,121
Switzerland – 10.41%
ABB †	488,953	12,162,564
Nestle	136,184	9,869,984
Novartis	193,498	15,295,090
Zurich Insurance Group †	47,724	13,837,899
		51,165,537
United Kingdom – 24.21%
AMEC	393,984	6,660,575
BG Group	577,195	9,702,346
BP	1,861,098	14,586,873
Compass Group	615,909	9,205,821
G4S	1,747,896	6,842,216
GlaxoSmithKline	546,006	14,035,922
National Grid	1,108,899	14,355,563
Sainsbury (J.)	2,223,122	12,591,486
Tesco	454,119	2,386,597
Unilever	387,580	14,876,683
Vodafone Group	3,713,877	13,763,852
		119,007,934
Total Common Stock
(cost $441,219,387)		488,071,334

(continues)      NQ-DPT-094 [1/14] 3/14 (12243) 1

Schedule of investments

Delaware Pooled® Trust — The Labor Select International Equity Portfolio

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments – 1.46%
Repurchase Agreements – 1.46%
Bank of America Merrill
Lynch
0.01%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$1,809,878
(collateralized by U.S.
government obligations
0.00%-1.25%
5/8/14-11/30/23;
market value
$1,846,074)	1,809,876	$1,809,876
Bank of Montreal
0.02%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$301,647 (collateralized
by U.S. government
obligations
0.25%-2.75% 4/30/14-
11/15/23; market value
$307,679)	301,646	301,646
BNP Paribas
0.02%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$5,071,486
(collateralized by U.S.
government obligations
0.25%-2.375%
3/31/14-12/31/20;
market value
$5,172,908)	5,071,478	5,071,478

Total Short-Term Investments (cost
$7,183,000)		7,183,000
Total Value of
Securities – 100.75%
(cost $448,402,387)		495,254,334
Liabilities Net of Receivables and Other
Assets – (0.75%)		(3,675,604)
Net Assets – 100.00%		$491,578,730
____________________

«	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy.At Jan. 31, 2014, the aggregate value of fair valued securities was $0,which represents 0.00% of the Portfolio’s net assets. See Note 1 in “Notes.”
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at Jan. 31, 2014:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	AUD	(11,433,000)	USD	9,953,112	4/30/14	$5,322
BNYM	CHF	1,446,134	USD	(1,606,459)	2/3/14	(11,305)
BNYM	CHF	715,218	USD	(790,821)	2/4/14	(1,895)
BNYM	GBP	(1,053,045)	USD	1,733,102	2/4/14	1,891
BNYM	JPY	24,196,628	USD	(236,923)	2/3/14	(105)
BNYM	SGD	126,868	USD	(99,442)	2/4/14	(51)
						$(6,143)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
BNYM – BNY Mellon
CHF – Swiss Franc
GBP – British Pound Sterling
JPY – Japanese Yen
SGD – Singapore Dollar
USD – United States Dollar
VVPR Strip – Dividend Coupon

2 NQ-DPT-094 [1/14] 3/14 (12243)

Notes

Delaware Pooled® Trust — The Labor Select International Equity Portfolio
January 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Labor Select International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2010–Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception date of the Portfolio.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2014.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

(continues)      NQ-DPT-094 [1/14] 3/14 (12243) 3

(Unaudited)

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays distributions from net investment income and net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute more frequently, if necessary for tax purposes.

2. Investments

At Jan. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of Investments	$451,296,709
Aggregate unrealized appreciation	$88,860,263
Aggregate unrealized depreciation	(44,902,638)
Net unrealized appreciation	$43,957,625

For federal income tax purposes, at Oct. 31, 2013, capital loss carryforwards of $90,062,151 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $71,586,349 expires in 2017 and $18,475,802 expires in 2018.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At Oct. 31, 2013, long-term losses of $7,908,885 carried forward under the Act.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

4 NQ-DPT-094 [1/14] 3/14 (12243)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2014:

	Level 1	Level 2	Total
Common Stock
Australia	$—	$10,830,225	$10,830,225
Belgium	—	—	—
France	—	75,997,735	75,997,735
Germany	—	37,356,096	37,356,096
Israel	16,084,652	—	16,084,652
Japan	—	79,391,606	79,391,606
Netherlands	—	37,719,980	37,719,980
Singapore	—	23,293,448	23,293,448
Spain	—	37,224,121	37,224,121
Switzerland	—	51,165,537	51,165,537
United Kingdom	—	119,007,934	119,007,934
Short-Term Investments	—	7,183,000	7,183,000
Total	$16,084,652	$479,169,682	$495,254,334
Foreign Currency Exchange
Contracts	$—	$(6,143)	$(6,143)

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended Jan. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio.This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the year. In accordance with the Fair Valuation Procedures described in Note 1, International Fair Value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s Net Asset Value is determined. Further, International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

(continues)      NQ-DPT-094 [1/14] 3/14 (12243) 5

(Unaudited)

3. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

6 NQ-DPT-094 [1/14] 3/14 (12243)

(Unaudited)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

At Jan. 31, 2014, the Portfolio had no securities out on loan.

5. Credit and Market Risk

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of Jan. 31, 2014, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

6. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2014 that would require recognition or disclosure in the Portfolio’s schedule of investments.

(continues)      NQ-DPT-094 [1/14] 3/14 (12243) 7

Schedule of investments

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio
January 31, 2014 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.09%²
Consumer Discretionary – 18.35%
eBay †	143,825	$7,651,490
L Brands	145,375	7,611,835
Liberty Interactive Class A †	401,625	10,727,404
NIKE Class B	77,850	5,671,372
priceline.com †	9,415	10,779,139
Sally Beauty Holdings †	142,575	4,046,278
		46,487,518
Consumer Staples – 4.24%
Walgreen	187,250	10,738,788
		10,738,788
Energy – 8.58%
EOG Resources	73,925	12,215,367
Kinder Morgan	279,746	9,514,161
		21,729,528
Financial Services – 19.38%
CME Group	72,775	5,440,659
IntercontinentalExchange
Group	38,550	8,048,855
MasterCard Class A	187,900	14,220,272
Progressive	266,075	6,183,583
Visa Class A	70,575	15,203,974
		49,097,343
Healthcare – 13.46%
Allergan	86,175	9,875,655
Celgene †	78,150	11,873,330
Novo Nordisk ADR	172,500	6,843,075
Perrigo	35,325	5,498,690
		34,090,750
Materials & Processing – 1.74%
Syngenta ADR	62,150	4,402,084
		4,402,084
Technology – 32.34%
Adobe Systems †	171,300	10,139,247
Apple	9,460	4,735,676
Crown Castle
International †	164,275	11,656,954
Google Class A †	11,065	13,067,433
Intuit	106,675	7,813,944
Microsoft	262,450	9,933,732
QUALCOMM	162,550	12,064,461
Teradata †	101,100	4,157,232
VeriFone Systems †	80,050	2,322,250
VeriSign †	102,950	6,048,312
		81,939,241

Total Common Stock (cost $180,395,847)		248,485,252

Warrant – 0.08%
Kinder Morgan CW17
exercise price $40.00,
expiration date
5/25/17 †	73,532	216,919
Total Warrant (cost $147,730)		216,919

	Principal
	amount°
Short-Term Investments – 1.65%
Repurchase Agreements – 1.39%
Bank of America Merrill
Lynch
0.01%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$890,451 (collateralized
by U.S. government
obligations
0.00%-1.25%
5/8/14-11/15/23;
market value $908,259)	890,450	890,450
Bank of Montreal
0.02%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$148,409 (collateralized
by U.S. government
obligations
0.25%-2.75% 4/30/14-
11/15/23; market value
$151,377)	148,408	148,408

(continues)       NQ-DPT-192 [1/14] 3/14 (12240) 1

Schedule of investments

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.02%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$2,495,146
(collateralized by U.S.
government obligations
0.25%-2.375%
3/31/14-12/31/20;
market value
$2,545,045)	2,495,142	$2,495,142
		3,534,000
U.S. Treasury Obligations – 0.26%≠
U.S. Treasury Bills
0.051% 4/24/14	419,125	419,100
0.093% 11/13/14	230,712	230,583
		649,683

Total Short-Term Investments (cost
$4,183,619)		4,183,683

Total Value of
Securities – 99.82%
(cost $184,727,196)		252,885,854

Receivables and Other Assets Net of
Liabilities – 0.18%		445,341
Net Assets – 100.00%		$253,331,195
____________________

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

ADR – American Depositary Receipt

2 NQ-DPT-192 [1/14] 3/14 (12240)

Notes

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio
January 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Large-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2010–Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception date of the Portfolio.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable.Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays distributions from net investment income and net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on ex-dividend date. The Portfolio may distribute more frequently, if necessary for tax purposes.

(continues)       NQ-DPT-192 [1/14] 3/14 (12240) 3

(Unaudited)

2. Investments

At Jan. 31, 2014, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of Investments	$185,883,767
Aggregate unrealized appreciation	$70,944,784
Aggregate unrealized depreciation	(3,942,697)
Net unrealized appreciation	$67,002,087

For federal income tax purposes, at Oct. 31, 2013, capital loss carryforwards of $129,337 may be carried forward and applied against future capital gains. Capital loss carryforwards, if not utilized in future years, will expire as follows: $129,337 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

Level 3 –	inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-DPT-192 [1/14] 3/14 (12240)

(Unaudited)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2014:

	Level 1	Level 2	Total
Common Stock	$248,485,252	$—	$248,485,252
Warrant	216,919	—	216,919
Short-Term Investments	—	4,183,683	4,183,683
Total	$248,702,171	$4,183,683	$252,885,854

During the period ended Jan. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities.With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a Series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

(continues)       NQ-DPT-192 [1/14] 3/14 (12240) 5

(Unaudited)

3. Securities Lending (continued)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Jan. 31, 2014, the Portfolio had no securities out on loan.

4. Credit and Market Risk

Because the Portfolio expects to hold a concentrated portfolio of a limited number of securities, the Portfolio’s risk is increased because each investment has a greater effect on the Portfolio’s overall performance.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of Jan. 31, 2014, there were no Rule 144A securities and no securities held by the Portfolio have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

5. Subsequent Events

Delaware Investments has signed an agreement with its Focus Growth Equity Team, the Portfolio’s current portfolio management team, to establish a new joint venture called Jackson Square Partners. Delaware Managment Company has obtained Board approval to appoint Jackson Square Partners as the sub-advisor to the Portfolio and to authorize a proxy solicitation to obtain the requisite prior shareholder approval. If the new sub-advisory arrangements are not approved by shareholders, Delaware Management Company will pursue an alternative recommendation and the Portfolio’s Board of Trustees will determine an appropriate course of action.

Management has determined that no other material events or transactions occurred subsequent to Jan. 31, 2014 that would require recognition or disclosure in the Portfolio’s schedule of investments.

6 NQ-DPT-192 [1/14] 3/14 (12240)

Schedule of investments

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio
January 31, 2014 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.76%
Consumer Discretionary – 5.81%
Johnson Controls	62,700	$2,891,724
Lowe’s	61,700	2,856,093
		5,747,817
Consumer Staples – 11.87%
Archer-Daniels-Midland	75,200	2,968,896
CVS Caremark	43,800	2,966,136
Kraft Foods Group	56,033	2,933,328
Mondelez International
Class A	88,100	2,885,275
		11,753,635
Energy – 14.83%
Chevron	25,400	2,835,402
ConocoPhillips	45,000	2,922,750
Halliburton	61,100	2,994,511
Marathon Oil	89,900	2,947,821
Occidental Petroleum	34,000	2,977,380
		14,677,864
Financials – 11.76%
Allstate	58,400	2,990,080
Bank of New York Mellon	92,400	2,953,104
Marsh & McLennan	64,800	2,962,008
Travelers	33,600	2,731,008
		11,636,200
Healthcare – 18.04%
Baxter International	43,600	2,977,880
Cardinal Health	43,900	2,986,078
Johnson & Johnson	32,900	2,910,663
Merck	57,700	3,056,369
Pfizer	99,811	3,034,254
Quest Diagnostics	55,100	2,892,750
		17,857,994
Industrials – 9.12%
Northrop Grumman	25,500	2,946,525
Raytheon	32,600	3,099,282
Waste Management	71,300	2,978,914
		9,024,721
Information Technology – 15.25%
Broadcom Class A	108,400	3,225,984
Cisco Systems	134,900	2,955,659
Intel	120,300	2,952,162
Motorola Solutions	46,000	2,934,800
Xerox	279,100	3,028,235
		15,096,840
Materials – 3.03%
duPont (E.I.) deNemours	49,200	3,001,692
		3,001,692
Telecommunications – 5.99%
AT&T	88,400	2,945,488
Verizon Communications	62,100	2,982,042
		5,927,530
Utilities – 3.06%
Edison International	62,800	3,024,448
		3,024,448
Total Common Stock (cost $88,059,982)		97,748,741

	Principal
	amount°
Short-Term Investments – 1.11%
Repurchase Agreements – 0.84%
Bank of America Merrill
Lynch
0.01%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$208,880 (collateralized
by U.S. government
obligations
0.00%-1.25%
5/8/14-11/30/18;
market value $213,058)	208,880	208,880
Bank of Montreal
0.02%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$34,813 (collateralized
by U.S. government
obligations
0.25%-2.75% 4/30/14-
11/15/23; market value
$35,510)	34,813	34,813

(continues)       NQ-DPT-029 [1/14] 3/14 (12242) 1

Schedule of investments

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.02%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$585,308 (collateralized
by U.S. government
obligations
0.25%-2.375%
3/31/14-12/31/20;
market value $597,012)	585,307	$585,307
		829,000
U.S. Treasury Obligations – 0.27%≠
U.S. Treasury Bills
0.056% 4/24/14	198,135	198,123
0.093% 11/13/14	72,681	72,640
		270,763

Total Short-Term Investments (cost
$1,099,737)		1,099,763
Total Value of
Securities – 99.87%
(cost $89,159,719)		98,848,504
Receivables and Other Assets Net of
Liabilities – 0.13%		126,579
Net Assets – 100.00%		$98,975,083
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

2 NQ-DPT-029 [1/14] 3/14 (12242)

Notes

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio
January 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Pooled® Trust – The Large-Cap Value Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2010–Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book–entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex–dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Portfolio may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on ex-dividend date.

(continues)       NQ-DPT-029 [1/14] 3/14 (12242) 3

(Unaudited)

2. Investments

At Jan. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of Investments	$89,228,480
Aggregate unrealized appreciation	$10,357,712
Aggregate unrealized depreciation	(737,688)
Net unrealized appreciation	$9,620,024

For federal income tax purposes, at October 31, 2013, capital loss carryforwards of $207,581 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $207,581 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three–level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-DPT-029 [1/14] 3/14 (12242)

(Unaudited)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2014:

	Level 1	Level 2	Total
Common Stock	$97,748,741	$—	$97,748,741
Short-Term Investments	—	1,099,763	1,099,763
Total	$97,748,741	$1,099,763	$98,848,504

During the period ended Jan. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Jan. 31, 2014, the Portfolio had no securities out on loan.

(continues)       NQ-DPT-029 [1/14] 3/14 (12242) 5

(Unaudited)

4. Credit and Market Risk

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day–to–day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of Jan. 31, 2014, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

5. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2014 that would require recognition or disclosure in the Portfolio’s schedule of investments.

6 NQ-DPT-029 [1/14] 3/14 (12242)

Schedule of investments
Delaware REIT Fund	January 31, 2014 (Unaudited)

	Number of
	Shares	Value (U.S. $)
Common Stock – 96.51%
Diversified REITs – 6.07%
Cousins Properties	174,500	$1,875,875
Lexington Realty Trust	236,666	2,558,359
Vornado Realty Trust	96,832	8,892,082
		13,326,316
Healthcare REITs – 8.17%
Health Care REIT	49,300	2,855,456
Healthcare Realty Trust	98,099	2,248,429
Healthcare Trust of America Class A	180,800	1,939,984
LTC Properties	17,725	672,664
Sabra Health Care REIT	52,000	1,504,360
Ventas	139,777	8,720,687
		17,941,580
Hotel REITs – 7.05%
Hilton Worldwide Holdings †	34,780	752,987
Host Hotels & Resorts	332,964	6,123,208
LaSalle Hotel Properties	42,850	1,318,066
Pebblebrook Hotel Trust	69,713	2,100,453
RLJ Lodging Trust	103,310	2,580,684
Strategic Hotels & Resorts †	280,300	2,609,593
		15,484,991
Industrial REITs – 6.71%
DCT Industrial Trust	111,000	799,200
First Industrial Realty Trust	195,570	3,355,981
First Potomac Realty Trust	104,505	1,364,835
Prologis	238,157	9,230,965
		14,750,981
Mall REITs – 15.68%
General Growth Properties	362,111	7,292,915
Macerich	50,151	2,838,547
Simon Property Group	146,458	22,677,557
Taubman Centers	25,200	1,638,504
		34,447,523
Manufactured Housing REIT – 0.85%
Equity Lifestyle Properties	47,536	1,868,640
		1,868,640
Multifamily REITs – 14.97%
American Campus Communities	48,600	1,689,336
Apartment Investment & Management	90,500	2,531,285
AvalonBay Communities	48,851	6,033,098
Camden Property Trust	31,586	1,952,646
Equity Residential	163,323	9,044,828

NQ-095 [1/14] 3/14 (12244) 1

Schedule of investments

Delaware REIT Fund

	Number of
	Shares	Value (U.S. $)
Common Stock (continued)
Multifamily REITs (continued)
Essex Property Trust	33,927	$5,373,019
Post Properties	52,700	2,473,211
UDR	155,500	3,784,870
		32,882,293
Office REITs – 14.54%
Boston Properties	83,674	9,044,323
Brandywine Realty Trust	274,200	3,907,350
Corporate Office Properties Trust	72,000	1,789,200
Douglas Emmett	171,600	4,363,788
Highwoods Properties	97,400	3,617,436
Kilroy Realty	58,775	3,103,320
SL Green Realty	65,362	6,128,995
		31,954,412
Office/Industrial REITs – 4.42%
Duke Realty	337,900	5,308,409
Liberty Property Trust	61,109	2,224,368
PS Business Parks	27,729	2,178,667
		9,711,444
Self-Storage REITs – 4.20%
Extra Space Storage	45,694	2,086,388
Public Storage	45,266	7,133,469
		9,219,857
Shopping Center REITs – 10.20%
DDR	312,675	4,899,617
Equity One	90,000	2,039,400
Federal Realty Investment Trust	17,976	1,959,384
Kimco Realty	208,779	4,365,569
Ramco-Gershenson Properties Trust	129,200	2,063,324
Regency Centers	75,519	3,635,485
Tanger Factory Outlet Centers	103,100	3,441,478
		22,404,257
Single Tenant REITs – 2.36%
National Retail Properties	72,675	2,412,810
Spirit Realty Capital	261,111	2,767,777
		5,180,587
Specialty REIT – 1.29%
EPR Properties	55,400	2,829,832
		2,829,832
Total Common Stock (cost $202,582,484)		212,002,713

2 NQ-095 [1/14] 3/14 (12244)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 2.45%
Repurchase Agreements – 1.83%
Bank of America Merrill Lynch
0.01%, dated 1/31/14, to be repurchased on 2/3/14,
repurchase price $1,012,907 (collateralized by U.S.
government obligations 0.00%-1.25%
5/8/14-11/30/18; market value $1,033,164)	1,012,906	$1,012,906
Bank of Montreal
0.02%, dated 1/31/14, to be repurchased on 2/3/14,
repurchase price $168,818 (collateralized by U.S.
government obligations 0.25%-2.75%
4/30/14-11/15/23; market value $172,194)	168,817	168,817
BNP Paribas
0.02%, dated 1/31/14, to be repurchased on 2/3/14,
repurchase price $2,838,281 (collateralized by U.S.
government obligations 0.25%-2.375%
3/31/14-12/31/20; market value $2,895,042)	2,838,277	2,838,277
		4,020,000
U.S. Treasury Obligations – 0.62%≠
U.S. Treasury Bills
0.04% 4/24/14	983,345	983,288
0.093% 11/13/14	384,076	383,861
		1,367,149
Total Short-Term Investments (cost $5,387,016)		5,387,149

Total Value of Securities – 98.96%
(cost $207,969,500)		217,389,862

Receivables and Other Assets Net of Liabilities – 1.04%		2,290,228
Net Assets – 100.00%		$219,680,090

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

REIT – Real Estate Investment Trust

NQ-095 [1/14] 3/14 (12244) 3

Notes
Delaware REIT Fund	January 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - Delaware REIT Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2010–Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

4 NQ-095 [1/14] 3/14 (12244)

(Unaudited)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays distributions from net investment income quarterly and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Jan. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$212,987,764
Aggregate unrealized appreciation	$11,626,703
Aggregate unrealized depreciation	(7,224,605)
Net unrealized appreciation	$4,402,098

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

NQ-095 [1/14] 3/14 (12244) 5

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2014:

	Level 1	Level 2	Total
Common Stock	$212,002,713	$—	$212,002,713
Short-Term Investments	—	5,387,149	5,387,149
Total	$212,002,713	$5,387,149	$217,389,862

During the period ended Jan. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Jan. 31, 2014, there were no Level 3 investments.

3. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan.

6 NQ-095 [1/14] 3/14 (12244)

(Unaudited)

As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Jan. 31, 2014, the Fund had no securities out on loan.

4. Credit and Market Risk

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

NQ-095 [1/14] 3/14 (12244) 7

(Unaudited)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Jan. 31, 2014, there were no Rule 144A securities and no securities held by the Fund have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

8 NQ-095 [1/14] 3/14 (12244)

Schedule of investments

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II
January 31, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 96.53%
Diversified REITs – 6.07%
Cousins Properties	3,055	$32,841
Lexington Realty Trust	4,170	45,078
Vornado Realty Trust	1,695	155,652
		233,571
Healthcare REITs – 8.17%
Health Care REIT	860	49,811
Healthcare Realty Trust	1,730	39,652
Healthcare Trust of America
Class A	3,180	34,121
LTC Properties	310	11,764
Sabra Health Care REIT	910	26,326
Ventas	2,445	152,544
		314,218
Hotel REITs – 7.07%
Hilton Worldwide
Holdings †	610	13,206
Host Hotels & Resorts	5,823	107,085
LaSalle Hotel Properties	750	23,070
Pebblebrook Hotel Trust	1,255	37,813
RLJ Lodging Trust	1,805	45,089
Strategic Hotels &
Resorts †	4,905	45,666
		271,929
Industrial REITs – 6.70%
DCT Industrial Trust	1,955	14,076
First Industrial Realty Trust	3,410	58,516
First Potomac Realty Trust	1,825	23,834
Prologis	4,165	161,435
		257,861
Mall REITs – 15.65%
General Growth Properties	6,328	127,446
Macerich	873	49,412
Simon Property Group	2,561	396,545
Taubman Centers	440	28,609
		602,012
Manufactured Housing REIT – 0.85%
Equity Lifestyle Properties	830	32,627
		32,627
Multifamily REITs – 14.99%
American Campus
Communities	850	29,546
Apartment Investment &
Management	1,585	44,332
AvalonBay Communities	857	105,840
Camden Property Trust	555	34,310
Equity Residential	2,860	158,387
Essex Property Trust	594	94,072
Post Properties	930	43,645
UDR	2,725	66,326
		576,458
Office REITs – 14.57%
Boston Properties	1,475	159,433
Brandywine Realty Trust	4,790	68,258
Corporate Office Properties
Trust	1,265	31,435
Douglas Emmett	3,000	76,290
Highwoods Properties	1,705	63,324
Kilroy Realty	1,025	54,120
SL Green Realty	1,145	107,367
		560,227
Office/Industrial REITs – 4.42%
Duke Realty	5,910	92,846
Liberty Property Trust	1,075	39,130
PS Business Parks	485	38,106
		170,082
Self-Storage REITs – 4.19%
Extra Space Storage	800	36,528
Public Storage	790	124,496
		161,024
Shopping Center REITs – 10.20%
DDR	5,500	86,185
Equity One	1,575	35,690
Federal Realty Investment
Trust	318	34,662
Kimco Realty	3,645	76,217
Ramco-Gershenson
Properties Trust	2,255	36,012
Regency Centers	1,320	63,545
Tanger Factory Outlet
Centers	1,800	60,084
		392,395
Single Tenant REITs – 2.35%
National Retail Properties	1,270	42,164

(continues)       NQ-DPT-188 [1/14] 3/14 (12252) 1

Schedule of investments

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Single Tenant REITs (continued)
Spirit Realty Capital	4,560	$48,336
		90,500
Specialty REIT – 1.30%
EPR Properties	975	49,803
		49,803
Total Common Stock (cost $3,623,267)		3,712,707

	Principal
	amount°
Short-Term Investments – 2.36%
Repurchase Agreements – 1.79%
Bank of America Merrill
Lynch
0.01%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$17,386 (collateralized
by U.S. government
obligations
0.00%-1.25%
5/8/14-11/30/18;
market value $17,733)	17,386	17,386
Bank of Montreal
0.02%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$2,897 (collateralized by
U.S. government
obligations
0.25%-2.75% 4/30/14-
11/15/23; market value
$2,956)	2,897	2,897
BNP Paribas
0.02%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$48,717 (collateralized
by U.S. government
obligations
0.25%-2.375%
3/31/14-12/31/20;
market value $49,691)	48,717	48,717
		69,000
U.S. Treasury Obligations – 0.57%≠
U.S. Treasury Bills
0.04% 4/24/14	16,296	16,295
0.093% 11/13/14	5,468	5,465
		21,760
Total Short-Term Investments (cost $90,758)		90,760

Total Value of
Securities – 98.89%
(cost $3,714,025)		3,803,467

Receivables and Other Assets Net of
Liabilities – 1.11%		42,567
Net Assets – 100.00%		$3,846,034
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

REIT – Real Estate Investment Trust

2 NQ-DPT-188 [1/14] 3/14 (12252)

Notes

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II
January 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Real Estate Investment Trust Portfolio II (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2010–Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Portfolio declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

(continues)       NQ-DPT-188 [1/14] 3/14 (12252) 3

(Unaudited)

2. Investments

At Jan. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of Investments	$3,814,865
Aggregate unrealized appreciation	$106,597
Aggregate unrealized depreciation	(117,995)
Net unrealized depreciation	$(11,398)

For federal income tax purposes, at Oct. 31, 2013, capital loss carryforwards of $1,957,080 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $413,280 expires in 2016, $1,521,902 expires in 2017 and $21,898 expires in 2018.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2014:

	Level 1	Level 2	Total
Common Stock	$3,712,707	$—	$3,712,707
Short-Term Investments	—	90,760	90,760
Total	$3,712,707	$90,760	$3,803,467

4 NQ-DPT-188 [1/14] 3/14 (12252)

(Unaudited)

During the period ended Jan. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the begenning, interim or end of the period in relation to net assets. At Jan. 31, 2014, there were no Level 3 investments.

3. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At Jan. 31, 2014, the Portfolio had no securities out on loan.

(continues)       NQ-DPT-188 [1/14] 3/14 (12252) 5

(Unaudited)

4. Credit and Market Risk

The Portfolio concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of Jan. 31, 2014, there were no Rule 144A securities and no securities held by the Portfolio have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

5. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2014 that would require recognition or disclosure in the Portfolio’s schedule of investments.

6 NQ-DPT-188 [1/14] 3/14 (12252)

Schedule of investments

Delaware Pooled® Trust — The Select 20 Portfolio
January 31, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.98%²
Consumer Discretionary – 17.66%
eBay †	96,275	$5,121,830
L Brands	100,750	5,275,270
Liberty Interactive Class A †	237,900	6,354,309
priceline.com †	4,790	5,484,023
		22,235,432
Energy – 8.64%
EOG Resources	38,150	6,303,906
Kinder Morgan	134,625	4,578,596
		10,882,502
Financial Services – 17.03%
CommonWealth REIT	189,100	4,648,078
IntercontinentalExchange
Group	33,150	6,921,388
Visa Class A	45,825	9,872,080
		21,441,546
Healthcare – 8.76%
Allergan	54,550	6,251,430
Celgene †	31,475	4,781,997
		11,033,427
Technology – 41.82%
Adobe Systems †	116,850	6,916,352
Crown Castle
International †	92,900	6,592,184
Google Class A †	7,350	8,680,130
Intuit	81,050	5,936,912
Microsoft	180,700	6,839,495
NeuStar Class A †	140,300	4,754,768
QUALCOMM	99,375	7,375,612
VeriFone Systems †	191,575	5,557,591
		52,653,044
Utilities – 5.07%
j2 Global	140,725	6,381,879
		6,381,879
Total Common Stock (cost $91,235,259)		124,627,830

	Principal
	amount°
Short-Term Investments – 5.05%
Repurchase Agreements – 3.41%
Bank of America Merrill
Lynch
0.01%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$1,082,449
(collateralized by U.S.
government obligations
0.00%-1.25%
5/8/14-11/30/18;
market value
$1,104,098)	1,082,449	1,082,449
Bank of Montreal
0.02%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$180,408 (collateralized
by U.S. government
obligations
0.25%-2.75% 4/30/14-
11/15/23; market value
$184,016)	180,408	180,408
BNP Paribas
0.02%, dated 1/31/14,
to be repurchased on
2/3/14, repurchase price
$3,033,148
(collateralized by U.S.
government obligations
0.25%-2.375%
3/31/14-12/31/20;
market value
$3,093,806)	3,033,143	3,033,143
		4,296,000
U.S. Treasury Obligations – 1.64%≠
U.S. Treasury Bills
0.04% 4/24/14	1,601,137	1,601,044
0.093% 11/13/14	457,824	457,567
		2,058,611

Total Short-Term Investments (cost
$6,354,414)		6,354,611

(continues)       NQ-DPT-198 [1/14] 3/14 (12245) 1

Schedule of investments

Delaware Pooled® Trust — The Select 20 Portfolio

Value
(U.S. $)
Total Value of
Securities – 104.03%
(cost $97,589,673)	$130,982,441

Liabilities Net of Receivables and Other
Assets – (4.03%)	(5,068,743)
Net Assets – 100.00%	$125,913,698
____________________

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.

REIT – Real Estate Investment Trust

2 NQ-DPT-198 [1/14] 3/14 (12245)

Notes

Delaware Pooled® Trust — The Select 20 Portfolio
January 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Select 20 Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years (Oct. 31, 2010 – Oct. 31, 2013), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2014.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays distributions from net investment income and net realized gain on investments, if any, annually. The Portfolio may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Jan. 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of Investments	$98,213,129
Aggregate unrealized appreciation	$35,925,102
Aggregate unrealized depreciation	(3,155,790)
Net unrealized appreciation	$32,769,312

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2. Investments (continued)

For federal income tax purposes, at Oct. 31, 2013, capital loss carryforwards of $707,317 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2014:

	Level 1	Level 2	Total
Common Stock	$124,627,830	$—	$124,627,830
Short-Term Investments	—	6,354,611	6,354,611
Total	$124,627,830	$6,354,611	$130,982,441

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During the period ended Jan. 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Jan. 31, 2014, there were no Level 3 investments.

3. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in a collateral investment pool to meet returns on outstanding security loans at a time when a collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

At Jan. 31, 2014, the Portfolio had no securities out on loan.

4. Credit and Market Risk

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines. Because the Portfolio expects to hold a concentrated portfolio of a limited number of securities, the Portfolio’s risk is increased because each investment has a greater effect on the Portfolio’s overall performance.

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4. Credit and Market Risk (continued)

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of Jan. 31, 2014, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

5. Subsequent Events

Delaware Investments has signed an agreement with its Focus Growth Equity Team, the Portfolio’s current portfolio management team, to establish a new joint venture called Jackson Square Partners. Delaware Management Company has obtained Board approval to appoint Jackson Square Partners as the sub-advisor to the Portfolio and to authorize a proxy solicitation to obtain the requisite prior shareholder approval. If the new sub-advisory arrangements are not approved by shareholders, Delaware Management Company will pursue an alternative recommendation and the Portfolio’s Board of Trustees will determine an appropriate course of action.

Management has determined that no other material events or transactions occurred subsequent to Jan. 31, 2014 that would require recognition or disclosure in the Portfolio’s schedule of investments.

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Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: